                                                 Registration Nos.: 33-82268 and
                                                                        811-8670

              As filed with the Securities and Exchange Commission

                               on March 1, 2002.


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

     Post-Effective Amendment No. 9            X


                                         and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

     Amendment No. 10                          X


                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           9800 Fredericksburg Road
                           San Antonio, Texas  78288
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  210-498-8000

                            CYNTHIA A. TOLES, ESQ.
                    Vice President and Assistant Secretary
                          USAA Life Insurance Company
                        9800 Fredericksburg Road, C-3-W
                        San Antonio, Texas  78288-3051
                   (Name and Address of Agents for Service)

                                  Copies to:

                            DIANE  E. AMBLER, ESQ.
                          Kirkpatrick & Lockhart, LLP
                   1800 Massachusetts Ave., N.W., Suite 200
                         Washington, D.C.  20036-1800
                                (202) 778-9000

                           Exhibit Index on Page ___

                                                                   Page 1 to ___

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

  [     ]       Immediately upon filing pursuant to paragraph (b) of Rule 485

  [  ]          On (date) pursuant to paragraph (b) of Rule 485


  [     ]       60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [  X  ]       On May 1, 2002 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

  [     ]    This post-effective amendment designates a new effective date for  previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in Separate Account of USAA Life Insurance Company under Flexible Premium Deferred Combination Fixed and Variable Annuity Contract.

[LOGO]
USAA(R)

                          USAA Life Insurance Company
                               Variable Annuity
                                  PROSPECTUS

                                  May 1, 2002

USAA Life Insurance Company
Variable Annuity


Table of Contents


Section
-------
A.   Flexible Premium Deferred Combination
     Fixed and Variable Annuity Contract Prospectus...................

B.   USAA Life Investment Trust Prospectus............................
     (Income Fund)....................................................
     (Growth and Income Fund).........................................
     (World Growth Fund)..............................................
     (Diversified Assets Fund)........................................
     (Aggressive Growth Fund).........................................

C.   Vanguard(R) Variable Insurance Fund Prospectuses.................
     (Money Market Portfolio).........................................
     (High Yield Bond Portfolio)......................................
     (Diversified Value Portfolio)....................................
     (Equity Index Portfolio).........................................
     (Mid-Cap Index Portfolio)........................................
     (Small Company Growth Portfolio).................................
     (International Portfolio)........................................
     (REIT Index Portfolio)...........................................

D.   Fidelity(R) Variable Insurance Products Prospectus...............
     (Contrafund(R) Portfolio, Initial Class).........................

E.   Fidelity(R) Variable Insurance Products Prospectus...............
     (Equity-Income Portfolio, Initial Class).........................

F.   Fidelity(R) Variable Insurance Products Prospectus...............
     (Dynamic Capital Appreciation Portfolio, Initial Class)..........

G.   Scudder Variable Series I Prospectus.............................
     (Capital Growth Portfolio).......................................

H.   Alger American Fund Prospectus...................................
     (Alger American Growth Portfolio)................................

                      This page left blank intentionally.

                               VARIABLE ANNUITY
                                  Prospectus

                                  May 1, 2002



USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288
Telephone:  1-800-531-2923


USAA Life Insurance Company ("USAA Life") is offering a flexible premium deferred combination fixed and variable annuity contract ("Contract") to the general public. This Prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.


The Contract offers 19 investment choices, including a Fixed Fund Account, which pays a guaranteed rate of interest, and 18 Variable Fund Accounts of our Separate Account, each of which invests in one of the following mutual funds ("Funds"):

USAA Life Investment Trust                 Fidelity(R) Variable Insurance Products
--------------------------                 ---------------------------------------

USAA Life Growth and Income Fund           Fidelity VIP Contrafund(R) Portfolio, Initial Class
USAA Life Aggressive Growth Fund
USAA Life World Growth Fund

USAA Life Diversified Assets Fund          Fidelity VIP Equity-Income Portfolio, Initial Class
USAA Life Income Fund

Vanguard(R) Variable Insurance Fund        Fidelity VIP Dynamic Capital Appreciation Portfolio,

-----------------------------------        Initial Class
Vanguard Diversified Value Portfolio
Vanguard Equity Index Portfolio

Vanguard Mid-Cap Index Portfolio           Scudder Variable Series I
                                           -------------------------
Vanguard Small Company Growth Portfolio    Scudder VS I Capital Growth Portfolio, Class A Shares

Vanguard International Portfolio
Vanguard REIT Index Portfolio              The Alger American Fund
                                           ----------------------
Vanguard High Yield Bond Portfolio         Alger American Growth Portfolio
Vanguard Money Market Portfolio





USAA Life ("We") have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally part of this Prospectus. Its table of contents appears on page 46A. For a free copy, call 1-800-531-2923.


                  Investments in the Variable Fund Accounts are not deposits or other obligations of, or guaranteed by, the USAA Federal
                  Savings Bank, are not insured by the Federal Deposit Insurance
                  Corporation ("FDIC") or any other government agency, are
IMPORTANT         subject to investment risks, and may lose value.
 NOTICES
                  The Securities and Exchange Commission has not approved or disapproved the securities described in this Prospectus or passed upon the adequacy of this Prospectus. Anyone who tells you otherwise is committing a federal crime.

                                      3A

--------------------------------------------------------------------------------

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      Index of Important Terms............................    5A
                      The Contract at a Glance............................    6A
                      How the Contract Works..............................    8A
                      Expenses............................................    9A
Contract Features     Investment Choices..................................   12A
                      Special Services....................................   17A
                        Automatic Payment Plan............................   17A
                        Dollar Cost Averaging Program.....................   17A
                        Systematic Withdrawal Program.....................   17A
                      Your Contract Value.................................   18A
                      Annuity Benefits....................................   19A
                      Death Benefits......................................   22A

                      How Do I
                      ... Contact USAA Life...............................   24A
                      ... Buy a Contract..................................   21A
                      ... Invest More Money...............................   24A
                      ... Access My Money.................................   25A
Transactions          ... Change My Investment Choices....................   25A
                      ... Change My Premium Allocations...................   26A
                      ... Change My Annuity Date..........................   26A
                      ... Change My Annuitant.............................   27A
                      ... Change My Beneficiary...........................   27A
                      ... Transfer or Assign Ownership....................   27A
                      ... Place a Telephone Request.......................   27A
                      ... Cancel My Contract during the Free Look.........   27A
                      ... Keep Track of My Investments....................   28A
                      ... Start Receiving Annuity Payments................   28A
                      ... Report a Death..................................   29A
                      Processing Dates....................................   29A
                      Postponement of Payments............................   30A


                      More Information About
                      ... USAA Life.......................................   31A
                      ... The Separate Account............................   31A
Other Information     ... The Funds.......................................   31A
                      ... The Contract....................................   32A
                      ... Charges and Deductions..........................   33A
                      Tax Information.....................................   36A
                      Financial Information...............................   39A
                      Performance Information.............................   41A
                      Contents of Statement of Additional Information.....   46A

                                      4A

--------------------------------------------------------------------------------

USAA LIFE VARIABLE ANNUITY CONTRACT PROSPECTUS

INDEX OF IMPORTANT TERMS
--------------------------------------------------------------------------------

Term                                                                        Page
----                                                                        ----

Accumulation Unit........................................................    18A
Annuitant................................................................     9A
Annuity Date.............................................................     8A
Annuity Unit.............................................................    19A
Beneficiary..............................................................     9A
Contract.................................................................     3A
Contract Year............................................................    17A
Distribution Option......................................................    21A
Effective Date...........................................................     8A
Fixed Annuity Payments...................................................    19A
Fixed Fund Account.......................................................    16A
Fixed Fund Account Value.................................................    18A
Free Look Period.........................................................     6A
Funds....................................................................     3A
General Account..........................................................    16A
Nonqualified Plan........................................................     8A
Proof of Death...........................................................    29A
Qualified Plan...........................................................     8A
Variable Annuity Payments................................................    19A
Variable Fund Accounts...................................................    12A
Variable Fund Account Value..............................................    18A

                                      5A                      CONTRACT FEATURES

------------------------
THE CONTRACT AT A GLANCE
------------------------

The following is a snapshot of the Contract. Please read the remainder of this Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
Flexible Payments     You can purchase a Contract with as little as $1,000. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $1,000. In summary:

                              Minimum initial payment:           $1,000
                              Minimum subsequent payment:        $  100
                              Minimum account size:              $1,000

                      Lower minimums apply to United Services Automobile Association ("USAA") employees and Contracts held in IRA and other tax-qualified plans.

------------------------------------------------------------------------------------------------------------------------------------

Free Look             You may cancel your Contract within 10 days of receipt (or a longer period depending on where you reside)
                      ("Free Look Period"). Your initial premium payment allocated to any of the Variable Fund Accounts is invested in the Vanguard Money Market Portfolio Variable Fund Account during the Free Look Period plus 5 calendar days.
                      (See "Processing Dates - Special Processing" in this Prospectus.)

------------------------------------------------------------------------------------------------------------------------------------

Expenses              You will bear the following expenses:
                         .    .75% total separate account annual fees (as a percentage of average net assets) (See "More Information
                              About - Charges and Deductions.")
                         .    $30 annual contract maintenance charge
                         .    No charge for withdrawals from a Fixed or Variable Fund Account
                         .    State premium tax (if your state imposes one)

                      In addition, total Fund annual expenses range from .17% to 3.59% (as a percentage of net assets).


------------------------------------------------------------------------------------------------------------------------------------

Special Services      For your convenience, we offer these special services:
                         .    Automatic Payment Plan
                         .    Dollar Cost Averaging Program
                         .    Systematic Withdrawal Program

------------------------------------------------------------------------------------------------------------------------------------

Investment Choices    The Contract offers 19 investment choices including:
                         .    1 Fixed Fund Account (guaranteed to earn at least 3% interest)
                         .    18 Variable Fund Accounts investing in mutual fund portfolios managed by these professional money managers:
                              *    USAA Investment Management Company ("USAA IMCO")
                              *    The Vanguard Group, Inc. ("Vanguard Group")
                              *    Fidelity Management & Research Company ("Fidelity Management")
                              *    Zurich Scudder Investments, Inc. ("Zurich Scudder")
                              *    Fred Alger Management, Inc. ("Alger Management")
                              *    Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley")
                              *    Granahan Investment Management, Inc. ("Granahan Investment")
                              *    Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
                              *    Schroder Investment Mgmt. North America Inc. ("Schroder Investment")
                              *    Wellington Management Company, LLP ("Wellington Management")

------------------------------------------------------------------------------------------------------------------------------------

CONTRACT FEATURES                     6A

------------------------------------------------------------------------------------------------------------------------------------

Investment Performance  To find out current rates being paid on the Fixed Fund Account, call us at 1-800-531-2923. To find out how the Variable Fund Accounts have performed, please refer to "Performance Information." You can obtain more current information by visiting us online at usaa.com or by calling the toll-free USAA Touchline(R) at
                        1-800-531-5433.


------------------------------------------------------------------------------------------------------------------------------------

Annuity Benefits        You can choose from a variety of annuity payment options:
                            .   5 fixed annuity payment options
                            .   3 variable annuity payment options
                            .   1 systematic withdrawal option

------------------------------------------------------------------------------------------------------------------------------------

Death Benefits          If you die before annuity payments begin, we will pay a death benefit that is the greater of:
                            .   the value of your Contract ("Contract Value") on the date we receive proof of death, or
                            .   total premiums paid less withdrawals and premium taxes.

                        If you die on or after the day annuity payments begin, your Beneficiary may or may not receive death benefits, depending on the annuity payment option you selected.

------------------------------------------------------------------------------------------------------------------------------------

Transfers               You may transfer your money among your investment choices up to 18 times per Contract Year. You must transfer at least $100 or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are transferring. (See "How Do I Change My Investment Choices?")

                        We reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges.




------------------------------------------------------------------------------------------------------------------------------------

Withdrawals             You may withdraw some or all of your money at anytime before annuity payments begin. The minimum amount you may withdraw is $500, or, if less, the remaining balance in the Fixed or Variable Fund Account from which you are withdrawing. A 10% federal tax penalty may apply if you withdraw before you are 59 1/2 years old.
                        (See "How Do I Access My Money?")



------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.

--------------------------------------------------------------------------------

                                      7A                       CONTRACT FEATURES

----------------------
HOW THE CONTRACT WORKS
----------------------

The Contract basically works in two ways.

1st, the Contract can help you save for retirement because you can invest in up to 19 investment choices and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins when you buy a Contract (we call this the "Effective Date") and continues to the date you begin receiving annuity payments (we call that the "Annuity Date"). During the Accumulation Phase, if you invest in the Fixed Fund Account, you will earn a fixed rate of interest (not less than 3%) that we declare periodically. If you invest in the Variable Fund Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

2nd, the Contract can help you plan for retirement because you can use it to receive retirement income for life, or for a pre-set number of years, by selecting one of the annuity payment options described under "Annuity Benefits-Distribution Options." You do this during what we call the "Distribution Phase" of the Contract. The Distribution Phase is the period beginning on and continuing after the Annuity Date. During the Distribution Phase, if you select a fixed annuity payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable annuity payment option, based on up to 4 of the Variable Fund Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds.

You can use the Contract with a "Nonqualified Plan" or a "Qualified Plan."
     . A Nonqualified Plan is a retirement plan that permits deferral of federal income tax on earnings.
     . A Qualified Plan is a personal retirement savings plan, such as an individual retirement annuity ("IRA") or tax-sheltered annuity ("TSA") that permits (1) money to be contributed on a pre-federal income tax basis, and (2) deferral of federal income tax on earnings.

The timeline below illustrates how you might use your Contract.

Effective        Accumulation
Date                 Phase              Annuity Date                       Distribution Phase
----------------------------------------------------------------------------------------------------------
            You save for retirement

You buy                              You start receiving       You can receive     Or you can receive
a Contract                           annuity payments or       annuity payments    annuity payments
                                     receive a lump sum        for a set period    for as long as you live
                                     payment

CONTRACT FEATURES                     8A

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. That means it is up to you to select or change (to the extent permitted):
          .    the investment choices during the Accumulation and Distribution
               Phases;
          .    the amount and timing of your premium payments and withdrawals;
          .    the special services you want to use to invest or withdraw money;
          .    the annuity payment option you want to use to receive retirement income;
          .    the annuitant (either yourself or someone else) on whose life the annuity payments will be based ("Annuitant");
          .    the beneficiary or beneficiaries who will receive the benefits that the Contract provides when you or the Annuitant dies
               ("Beneficiaries"); and
          .    any other rights that the Contract provides.

If you die, the Annuitant or Beneficiary will exercise the rights and privileges provided by the Contract. (See "More Information About - The Contract.") In addition, if you die before the Annuity Date, we will pay a death benefit to your Annuitant or Beneficiary according to the Contract.

Please call us at 1-800-531-4265 (456-9061 in San Antonio) if you have any question about how the Contract works.

--------
EXPENSES
--------

The table below lists the expenses that you will bear directly or indirectly under the Contract. The table does not show premium taxes imposed by the state where you reside. For more information about Separate Account expenses, see "More Information About - Charges and Deductions." For more information about Fund expenses, see the prospectuses for the Funds.


Transaction Expenses
--------------------
     Sales Load Imposed on Premium Payments           None
     Deferred Sales Load                              None
     Withdrawal Fee                                   None
     Transfer Fee                                     None

Annual Contract Fee
-------------------
     Contract Maintenance Charge/(1)/                 $30

Separate Account Annual Expenses (as a percentage of average net assets)
--------------------------------
     Mortality and Expense Risk Charge/(2)/           .65%
     Administrative Expense/(2)/                      .10%
                                                      ---
     Total Separate Account Annual Expenses/(2)/      .75%
                                                      ===



/(1)/  Applies annually during the Accumulation Phase.
/(2)/  Applies only to the Variable Fund Accounts. (See "More Information About
       - Charges and Deductions.")


                                      9A                       CONTRACT FEATURES

Annual Expenses of the Funds (as a percentage of average net assets)/(3)/

----------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                  Other Expenses
                                                                                      After               Total Fund
                                                              Management             Expense                Annual
Name of Variable Fund Account                                    Fees             Reimbursement            Expenses

---------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income/(4)/                                   .20%                  .15%                  .35%
---------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth/(4)/                                   .50                                         .70
---------------------------------------------------------------------------------------------------------------------
USAA Life World Growth/(4)/                                        .20                   .45                   .65
---------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets/(4)/                                  .20                   .15                   .35
---------------------------------------------------------------------------------------------------------------------
USAA Life Income/(4)/                                              .20                   .15                   .35
---------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                               .13                   .32                   .45
---------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                                    .01                   .16                   .17
---------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                                   .01                   .27                   .28
---------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                            .15                   .35                   .50
---------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                                   .13                   .30                   .43
---------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                                      .01                   .38                   .39
---------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                                 .06                   .22                   .28
---------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                                    .01                   .17                   .18
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio/(5)/                          .58                   .10                   .68
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio/(5)/                          .48                   .10                   .58
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio/(5)//(6)/      .58                  3.01                   3.59
---------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio                              .46                   .04                   .50
---------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                    .75                   .06                   .81
---------------------------------------------------------------------------------------------------------------------



/(3)/ The figures shown in the table are as of each Fund's most recently completed fiscal year. These expenses are reflected in the daily price of each Fund's shares.
/(4)/ USAA Life has agreed to reimburse the expenses of the USAA Life Investment Trust Funds that exceed, annually, .70% of the monthly average net assets of the Aggressive Growth Fund, .65% of the monthly average net assets of the World Growth Fund, and .35% of the monthly average net assets of each other Fund. We may stop assuming these expenses by giving the USAA Life Investment Trust 120 days advance notice. Absent our agreement to reimburse these expenses, the total Fund annual expenses of the USAA Life Growth and Income, Aggressive Growth, World Growth, Diversified Assets, and Income Funds for the 2001 fiscal year would have been: .42%, 1.03%, 1.11%, .59%, and .85%, respectively.
/(5)/ The annual expenses of the Fidelity Variable Products Funds are without reimbursement or expense reductions. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Funds paid was used to reduce the Funds' expenses. In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. These offsets may be discontinued at any time. See the accompanying Fund prospectuses for details.
/(6)/ The Funds' manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.50%. This arrangement can be discontinued by the Fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were .58%, .92% and 1.50%, respectively.


CONTRACT FEATURES                     10A

Example:
The example below shows how much you would pay in expenses for each $1,000 of premium payment for each period shown if you assume:
     .  a $1,000 investment in a Variable Fund Account,
     .  a 5% annual return is earned,
     . you surrendered your Contract or chose to receive annuity payments at the end of each time period,

     . a $40,198 average Contract account size to express the $30 Contract Maintenance Charge as a percentage, and

     .  Fund expenses, after any expense reimbursement.

Please remember that you are looking at an example. Your actual expenses may be lower or greater than those shown. Please note there are no fees for withdrawals from a Variable Fund Account.


-----------------------------------------------------------------------------------------------------------------------
Name of Variable Fund Account                              1 yr.           3 yrs.           5 yrs.           10 yrs.
-----------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                                 $12              $37             $ 64             $141
-----------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                                  15               48               82              180
-----------------------------------------------------------------------------------------------------------------------
USAA Life World Growth                                       15               46               80              174
-----------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                                 12               37               64              141
-----------------------------------------------------------------------------------------------------------------------
USAA Life Income                                             12               37               64              141
-----------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                         13               40               69              153
-----------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                              10               31               55              121
-----------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                             11               35               60              134
-----------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio                      13               42               72              158
-----------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                             13               40               68              150
-----------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                                12               38               66              146
-----------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                           11               35               60              134
-----------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                              10               32               55              122
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund/(R)/ Portfolio                       15               47               80              176
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                         14               44               75              165
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital App. Portfolio                  20               62              107              230
-----------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio                        13               42               72              158
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                              16               51               88              192
-----------------------------------------------------------------------------------------------------------------------





                                      11A                      CONTRACT FEATURES

   Accumulation Unit Data
   -----------------------

   The accumulation unit data for the Variable Fund Accounts appear under the heading "Financial Information" in this Prospectus.

   --------------------
    INVESTMENT CHOICES
   --------------------

   During the Accumulation Phase, you may select up to 19 investment choices, including 18 Variable Fund Accounts and our Fixed Fund Account. You may allocate your premium payments among the investment choices in amounts no smaller than 1/10 of 1%. Your total allocation of premium payment must equal 100%. During the Distribution Phase, you may base your annuity payments on any 4 Variable Fund Accounts and our Fixed Fund Account.

   Variable Fund Accounts
   ----------------------

   The Contract offers 18 Variable Fund Accounts. Each Variable Fund Account invests in a corresponding Fund. A brief description of the Funds appears below. More complete information, including a discussion of risks, appears in each Fund's prospectus. Please read each Fund prospectus carefully.


------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                           PRINCIPAL INVESTMENT                                     INVESTOR PROFILE
& INVESTMENT ADVISER                           STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       Large-Cap Value Funds
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio,          .  Normally invests at least 65% of total assets in      May be appropriate for
Initial Class                                     income-producing equity securities, which tends to    investors who are willing to
                                                  lead to investments in large cap "value" stocks.      ride out stock market
Objective:                                     .  Potentially investing in other types of equity        fluctuations in pursuit of
----------                                        securities and debt securities, including             potentially above-average
Reasonable income.  The Fund will also            lower-quality debt securities.                        long-term returns. Designed
consider the potential for capital             .  Invests in domestic and foreign issuers.              for those who want some
appreciation.  The Fund's goal is to           .  Using fundamental analysis of each issuer's           income from equity and bond
achieve a yield which exceeds the composite       financial condition and industry position and         securities, but also want to
yield on the securities comprising the S&P        market and economic conditions to select              be invested in the stock
500(R).                                           investments.                                          market for its long-term
                                                                                                        growth potential.
Adviser:
-------
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income Fund               .  Invests primarily in equity securities that show      Designed for the investor
                                                  the best potential for total return through a         seeking to benefit from
Objective:                                        combination of capital appreciation and income.       long-term growth of capital
---------                                      .  Investments in convertible securities is limited to   and return.  Because the
Capital growth and current income                 5% of assets.  May invest in nonconvertible debt      Fund emphasizes investments
                                                  securities and preferred stock.                       in common stocks, its value
Adviser:                                       .  May invest up to 30% in American Depository           will fluctuate based on
-------                                           Receipts ("ADRs") or similar forms of ownership       market conditions.
USAA Investment Management Company                interest in securities of foreign issuers deposited   Consequently, the Fund
9800 Fredericksburg Road                          with a depositary, and securities of foreign          should not be relied upon
San Antonio, Texas 78288                          issuers that are traded on U.S. securities exchange   for short-term financial
                                                  or in U.S. over-the-counter markets.                  needs or short-term
                                                                                                        investment in the stock
                                                                                                        market.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio           .  Invests primarily in common stocks of large and       May be a suitable investment
                                                  medium-size companies whose stocks are considered     for you if:  (1) You wish to
Objective:                                        by the adviser to be undervalued and out of favor     add a stock fund to your
---------                                         with investors.  Such "value" stocks typically        existing holdings, which
Long-term growth of capital and a moderate        have above-average dividend yields and/or             could include other stock
level of dividend income                          below-average prices in relation to such              investments as well as bond
                                                  financial measures as earnings, book value, and       and money market
Adviser:                                          cash flow.                                            investments.  (2) You want a
-------                                                                                                 stock fund employing a value
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                               approach in seeking
One McKinney Plaza                                                                                      long-term growth in capital
3232 McKinney Ave., 15/th/ Floor                                                                        as well as moderate level of
Dallas, Texas 75204                                                                                     dividend income.
------------------------------------------------------------------------------------------------------------------------------------


CONTRACT FEATURES                     12A

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                           PRINCIPAL INVESTMENT                                     INVESTOR PROFILE
& INVESTMENT ADVISER                           STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                      Large-Cap Growth Funds
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                .  Invests primarily in equity securities, such as       May be appropriate for
                                                  common or preferred stocks, which are listed on       investors seeking long-term
Objective:                                        U.S. exchanges or in the over-the-counter market.     capital appreciation.
---------                                      .  The Portfolio invests primarily in "growth" stocks.
Long-term capital appreciation                 .  Under normal circumstances, the Portfolio invests
                                                  primarily in the equity securities of large
Adviser:                                          companies with a market capitalization of $1
-------                                           billion or greater.
Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, New Jersey 07302
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio,          .  Normally invests primarily in common stocks.          May be appropriate for
Initial Class                                  .  Invests in securities of companies whose value it     investors who are willing to
                                                  believes is not fully recognized by the public.       ride out stock market
Objective:                                     .  Invests in domestic and foreign issuers.              fluctuations in pursuit of
---------                                      .  Invests in either "growth" stocks or "value" stocks   potentially above-average
Long-term capital appreciation                    or both.                                              long-term returns.
                                               .  Using fundamental analysis of each issuer's
Adviser:                                          financial condition and industry position and market
-------                                           and economic conditions to select investments.
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
------------------------------------------------------------------------------------------------------------------------------------
                                                       Large-Cap Blend Funds
------------------------------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio,         .  Invests at least 65% of total assets in common        May be appropriate for
Class A Shares                                    stocks of U.S. companies.                             investors seeking long-term
                                               .  Although the Portfolio can invest in companies of     growth.
Objective:                                        any size, it generally focuses on established
---------                                         companies with market values of $3 billion or more.
Maximize long-term capital growth

Adviser:
-------
Zurich Scudder Investments, Inc.
Two International Place
Boston, Massachusetts 02110
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                .  Employs a "passively" managed-or index-approach,      May be a suitable investment
                                                  by holding all of the stocks in the Standard &        for you if:  (1) You wish to
Objective:                                        Poor's 500 Composite Stock Price Index in roughly     add a low-cost,
---------                                         the sameproportion to their weighting in the Index.   large-capitalization stock
Long-term growth of capital and income by      .  Stocks represented in the index, and thus the         index fund to your existing
attempting to match the performance of a          Portfolio's holding, are weighted according to each   holdings, which could
broad-based market index of stocks of large       stock's market capitalization (shares outstanding x   include other stock
U.S. companies                                    share price).  For example, if a specific stock       investments as well as
                                                  represented 2% of the S&P 500 Index, the Portfolio    bond and money market
Adviser:                                          would invest 2% of its assets in that company.        investments. (2) You want
-------                                                                                                 the potential for long-term
The Vanguard Group                                                                                      capital appreciation, with
P.O. Box 2600                                                                                           a moderate level of
Valley Forge, Pennsylvania 19482                                                                        dividend income.
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio               .  Employs a "passively" managed-or index-approach,      May be a suitable investment
                                                  by holding the stocks in the Standard & Poor's        for you if: (1) You wish to
Objective:                                        MidCap 400 Index in roughly the same proportion       add a low-cost,
---------                                         to their weighting in the Index.                      mid-capitalization stock
Long-term growth of capital by attempting to   .  Stocks represented in the Index, and thus the         index fund to your existing
match the performance of a broad-based            Portfolio's holdings, are weighted according to       holdings, which could
market index of stocks of medium-size U.S.        each stock's market capitalization.  For example,     include other stock
companies                                         if a specific stock represented 5% of the S&P         investments as well as bond
                                                  MidCap 400 Index, the Portfolio would invest 5%       and money market
Adviser:                                          of its assets in that company.                        investments. (2) You want
-------                                                                                                 the potential for long-term
The Vanguard Group                                                                                      capital appreciation.
P.O. Box 2600
Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------


                                      13A                     CONTRACT FREATURES

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                           PRINCIPAL INVESTMENT                                     INVESTOR PROFILE
& INVESTMENT ADVISER                           STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                       Mid-Cap Growth Funds
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital                   .  Normally invests primarily in common stocks.
Appreciation Portfolio, Initial Class          .  Invests in domestic and foreign issuers.
                                               .  Invests in either "growth" stocks or "value"
Objective:                                        stocks or both.
---------                                      .  Using fundamental analysis of each issuer's
Capital appreciation                              financial condition and industry position and
                                                  market and economic conditions to select
Adviser:                                          investments.
-------
Fidelity Management & Research Company
82 Devonshire Street
Boston, Massachusetts 02109
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth Fund               .  Invests primarily in equity securities of             Designed for the investor
                                                  companies with the prospect of rapidly growing        seeking to benefit from
Objective:                                        earnings.  These investments will tend to be made     long-term growth of
---------                                         in smaller, less-recognized companies, but may        capital.  Generally, this
Appreciation of capital                           include larger, more widely recognized companies as   Fund is expected to have a
                                                  well.                                                 greater potential for
Adviser:                                       .  While most of the Fund's assets will be invested in   long-term capital
-------                                           U.S. securities, up to 30% may also be invested in    appreciation than growth and
USAA Investment Management Company                foreign securities purchased in either foreign or     income funds, but is also
9800 Fredericksburg Road                          U.S. markets.                                         significantly more volatile.
San Antonio, Texas 78288
------------------------------------------------------------------------------------------------------------------------------------
                                                       Small-Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio        .  Invest mainly in the stocks of smaller companies      May be a suitable investment
                                                  (which, at the time of purchase, typically have a     for you if: (1) You wish to
Objective:                                        market value of less that $1-$2 billion).  These      add a small-capitalization
---------                                         companies are considered by the Portfolio's advisers  growth stock fund to your
Long-term growth of capital                       to have above-average prospects for growth, but       existing holdings, which
                                                  often provide little or no dividend income.           could include other stock
Advisers:                                                                                               investments as well as bond
--------                                                                                                and money market
Granahan Investment Management, Inc.                                                                    investments.  (2) You are
275 Wyman Street                                                                                        seeking growth of capital
Waltham, Massachusetts 02154                                                                            over the long term-at least
                                                                                                        five years.  (3) You are not
Grantham, Mayo, Van Otterloo & Co. LLC                                                                  looking for dividend income.
40 Rowes Wharf                                                                                          (4) You are willing to
Boston, Massachusetts 02110                                                                             assume the above-average
                                                                                                        risk associated with
                                                                                                        investing in small-cap
                                                                                                        growth stocks.
------------------------------------------------------------------------------------------------------------------------------------
                                                       Domestic Hybrid Fund
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets Fund              .  Invests in a diversified program within one mutual    Designed for the investor
                                                  fund by allocating the Fund's assets, under normal    seeking the benefits of both
Objective:                                        market conditions, in approximately 60% equity        long-term capital
---------                                         securities  (selected for their potential return)     appreciation and current
Long-term capital growth, consistent with         and approximately 40% in debt securities of varying   return.  Generally, the Fund
 preservation of capital and balanced by          maturities.                                           is expected to have less
 current income                                .  The equity securities will consist significantly of   exposure to equity
                                                  domestic common stocks and, to a much lesser extent,  securities than growth
Adviser:                                          may include shares of real estate investment trusts   funds.
-------                                           (REITs).
USAA Investment Management Company             .  The fixed income component will be made up of the
9800 Fredericksburg Road                          same types of debt securities in which the USAA Life
San Antonio, Texas 78288                          Income Fund may invest.  The Fund may also invest in
                                                  municipal lease obligations.
------------------------------------------------------------------------------------------------------------------------------------
                                                         World Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
USAA Life World Growth Fund                    .  Invests primarily in equity securities of both        Designed for the investor
                                                  foreign and domestic issuers.                         seeking to diversify by
Objective:                                     .  May not invest more than 25% of assets in one         investing in securities of
---------                                         industry.                                             both domestic and foreign
Long-term capital appreciation                 .  Under normal market conditions, the Fund's            issuers and who is prepared
                                                  investments will be diversified in at least           to bear the risks of such
Adviser:                                          three countries.                                      investments.  Because of the
-------                                                                                                 Fund's emphasis on equity
USAA Investment Management Company                                                                      securities and securities of
9800 Fredericksburg Road                                                                                foreign issuers, the Fund
San Antonio, Texas 78288                                                                                should not be relied upon as
                                                                                                        a balanced investment
                                                                                                        program.
------------------------------------------------------------------------------------------------------------------------------------


CONTRACT FEATURES                     14A

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                 PRINCIPAL INVESTMENT                              INVESTOR PROFILE
& INVESTMENT ADVISER                 STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                              Foreign Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio     .  Invests in the stocks of seasoned companies    May be a suitable investment for you if:
                                        located outside of the United States.          (1) You wish to add an international
Objective:                           .  In selecting stocks, the investment adviser    stock fund to your existing holdings,
---------                               evaluates foreign markets around the world.    which could include other stock investments
Long-term growth of capital             Within markets regarded as having favorable    as well as bond and money market investments.
                                        investment climates, the adviser selects       (2) You are seeking growth of capital over
Adviser:                                companies with above-average growth potential  the long-term-at least five years. (3) You
-------                                 whose stocks sell at reasonable prices.        are not looking for income. (4) You are
Schroder Investment Management                                                         willing to assume the additional risks
North America Inc.                                                                     (including currency and country risk)
31 Gresham Street                                                                      associated with international stocks.
London EC2V 7QA, England
------------------------------------------------------------------------------------------------------------------------------------
                                                        Long-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
USAA Life Income Fund                .  Invests primarily in U.S. dollar-denominated   Designed primarily for the investor seeking
                                        debt and income-producing securities that      to benefit from returns higher than those
Objective:                              that have been selected for their high yields  available in a money market fund. An investor
---------                               relative to the risk involved.                 in this Fund should also be willing to
Maximum current income without                                                         accept principal fluctuations. The Fund
undue risk to principal                                                                should not be relied upon as a balanced
                                                                                       investment program.
Adviser:
-------
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288
------------------------------------------------------------------------------------------------------------------------------------
                                                       High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio   .  Invests primarily in a diversified group of    May be a suitable investment for you if:
                                        high-yielding, higher-risk corporate bonds     (1) You are seeking a high level of income
Objective:                              with medium- and lower-range credit-quality    and are willing to take substantial risks in
---------                               ratings, commonly known as "junk bonds."       pursuit of higher returns. (2) You have a
High level of income                 .  The Portfolio emphasizes higher grades of      long-term investment horizon-more than five
                                        credit quality within the high-yield bond      years.
Adviser:                                universe, and under normal circumstances
-------                                 will invest at least 80% of its assets in
Wellington Management Company, LLP      issuers that have received B or higher credit
75 State Street                         ratings from independent rating agencies or
Boston, Massachusetts 02109             in unrated securities of comparable quality.
                                     .  The Portfolio may not invest more than 20% of
                                        its assets in securities with credit ratings
                                        lower than B or that are unrated.
                                     .  The adviser may consider a security's
                                        potential for capital appreciation only when
                                        it is consistent with the objective of high
                                        and sustainable current income.
------------------------------------------------------------------------------------------------------------------------------------
                                                    Specialty-Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio        .  Invests in the stocks of real estate           May be a suitable investment for you if: (1)
                                        investment trusts (REITs), which own office    You are looking for a simple way to gain
Objective:                              buildings, hotels, shopping centers, and       indirect exposure to the real estate market
---------                               other properties.                              to further diversify your existing holdings,
High level of income and moderate    .  The Portfolio employs a "passively"            which could include other stock, bond, and
long-term growth of capital             managed-or index-approach, by holding a mix    money market investments. (2) You want a
                                        of securities that seeks to match the          stock fund that offers the potential for
Adviser:                                performance of the Morgan Stanley REIT Index,  above-average dividend income. (Historically,
-------                                 a benchmark of U.S. REITs.  Holdings of the    the securities that make up the Index have
The Vanguard Group                      Index, and thus of the Portfolio, are          provided higher dividend income that those in
P.O. Box 2600                           weighted according to each stock's market      the S&P 500 Index.) (3) You are seeking
Valley Forge, Pennsylvania 19482        capitalization.                                modest growth of capital over the long
                                     .  The Portfolio holds each stock found in the    term-at least five years.
                                        Index in approximately the same proportion as
                                        represented in the Index itself. For example,
                                        if a specific stock represented 2% of the
                                        Morgan Stanley REIT Index, the Portfolio
                                        would invest 2% in that stock.
------------------------------------------------------------------------------------------------------------------------------------


                                      15A                      CONTRACT FEATURES

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE                 PRINCIPAL INVESTMENT                              INVESTOR PROFILE
& INVESTMENT ADVISER                 STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
                                                         Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio      .  Invests in high-quality, short-term money      May be a suitable investment for you if: (1)
                                        market instruments, such as securities backed  You wish to add a money market fund to your
Objective:                              by the full faith and credit of the U.S.       existing holdings, which might also include
---------                               government, securities issued by U.S.          stock and bond investments. (2) You are
Income while maintaining liquidity      agencies, or obligations issued by             seeking income and stability of principal.
and a stable share price of $1          corporations and financial institutions.

Adviser:
-------
The Vanguard Group
P.O. Box 2600
Valley Forge, Pennsylvania 19482
------------------------------------------------------------------------------------------------------------------------------------



USAA IMCO is a wholly owned indirect subsidiary of USAA. Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management Research Corporation, Zurich Scudder, and Alger Management are not affiliated with USAA.


CONTRACT FEATURES                     16A

Fixed Fund Account
------------------

The Fixed Fund Account is not available to residents of Maryland, Massachusetts, Pennsylvania, Oregon, or Washington. Amounts invested in the Fixed Fund Account as well as amounts supporting fixed annuity payments are part of our general account ("General Account"). We have not registered the interests in the General Account with the SEC, nor have we registered the General Account with the SEC as an investment company. The staff of the SEC has not reviewed the disclosures in this Prospectus that relate to the Fixed Fund Account or fixed annuity payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The money that you invest in or transfer to the Fixed Fund Account during any month ("New Money") will earn interest at what we call the "New Money Interest Rate." We declare this rate at the beginning of each month and it applies to all New Money that we receive that month. The New Money Interest Rate is credited through the end of the current calendar year in which you invest the New Money in the Fixed Fund Account.

The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at what we call the "Portfolio Interest Rate." We declare this rate at the beginning of each calendar year for that year. We also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

We guarantee both the New Money Interest Rate and the Portfolio Interest Rate. These rates will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when you could earn a higher rate of interest by transferring amounts out of the Fixed Fund Account to a Variable Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate, through the end of the calendar year in which the transfer occurred.

Our General Account assets support our obligations with respect to the Fixed Fund Account, and also support our obligations under other insurance contracts. We own the investments purchased with amounts allocated to the Fixed Fund Account. You have no legal rights in such investments.

-----------------
SPECIAL SERVICES
-----------------

To begin or end any of the special services described below, simply call us at 1-800-531-4265 or write to us at the address on the back cover of this Prospectus. We will provide instructions and a copy of any forms you need to complete. During the Accumulation Phase, we may suspend, terminate, or modify the dollar cost averaging or systematic withdrawal programs by giving you 30 days advance notice. The suspension or termination of a program will not affect you if you are already in a program.


                                      17A                      CONTRACT FEATURES

Automatic Payment Plan
----------------------

This plan allows you to make regular premium payments from your checking or savings account. We will automatically withdraw the amount you specify and invest it according to your instructions on file with us.

Dollar Cost Averaging Program
-----------------------------

This program allows you to regularly transfer money from one or more of the Variable Fund Accounts (for example, the Vanguard Money Market Portfolio Variable Fund Account) to your other investment choices. We will automatically transfer the amount or percentage you specify and invest it according to your instructions on file with us. The program does not permit transfers from the Fixed Fund Account. The program is available only during the Accumulation Phase.

To begin the program, you must have at least $5,000 in the Variable Fund Account from which you intend to transfer Contract Value. The minimum amount that you may transfer is $100, or, if less, the remaining balance of your investment in the Variable Fund Account from which you are transferring. You must schedule transfers over a period of at least 12 months at monthly, quarterly, or semiannual intervals.

Transfers under the program do not count toward your limit of 18 transfers per Contract Year. A "Contract Year" is the 12-month period following the Effective Date and each 12-month period thereafter.


Currently, there is no charge for this program. We reserve the right to suspend, terminate or modify the offering of the program.

Systematic Withdrawal Program
-----------------------------

This program allows you to withdraw pre-set amounts monthly, quarterly, semiannually, or annually from the Fixed and/or Variable Fund Accounts. We will withdraw the amounts you specify proportionately from all of your investment choices or only from the investment choices you specify. You may change the amount or frequency of withdrawals once each Contract Year.

You must have a minimum Contract Value of $20,000 to participate in the program ($5,000 if the Contract funds a Qualified Plan). The minimum amount you may withdraw from the Fixed or a Variable Fund Account is $250, or, if less, the remainder of the Account.

Federal income taxes and penalties may apply to your systematic withdrawals. (See "Tax Information.") You should seek the advice of a tax advisor before choosing this program.

Currently, there is no charge for this program. We reserve the right, however, to charge for this program during the Accumulation Phase of the Contract. We do not intend to profit from any such charge.

--------------------
YOUR CONTRACT VALUE
--------------------

Your Contract Value during the Accumulation Phase equals the sum of the values you have invested in the Fixed and Variable Fund Accounts.

Fixed Fund Account Value
------------------------

The value of your Contract in the Fixed Fund Account ("Fixed Fund Account Value") on any business day will equal:

     .    the sum of premium payments you invested in the Fixed Fund Account;
     .    plus accumulated interest;

CONTRACT FEATURES                     18A

     . plus any amounts transferred from the Variable Fund Accounts to the Fixed Fund Account;
     . less the Fixed Fund Account portion of any Contract Maintenance Changes; . less any withdrawals of transfers of value; and . less any applicable premium tax.

Variable Fund Account Value
---------------------------

We measure the value of your Variable Fund Accounts ("Variable Fund Account Value") using a unit of measure we call the "Accumulation Unit." When you invest in a Variable Fund Account, we credit your Contract with a number of Accumulation Units. Your Variable Fund Account Value on any business day will equal the number of Accumulation Units credited to you multiplied by the price of the Accumulation Unit on that date.

     Example:
     You pay us $6,000 in premium on Wednesday. You allocate the premium to the USAA Life Growth and Income Variable Fund Account. When the New York Stock Exchange closes that day, we determine that the value of an Accumulation Unit for that Variable Fund Account is $20. We then divide your $6,000 payment by $20 and credit your Contract with 300 Accumulation Units.

We calculate the value of an Accumulation Unit ("Accumulation Unit Value") for each Variable Fund Account after the New York Stock Exchange closes each business day based on the formula below. To obtain a quotation of daily Accumulation Unit Values, you may either visit us online at usaa.com, call USAA's Touchline(R) at 1-800-531-5433 or contact us at 1-800-531-4265.


To calculate the Accumulation Unit Value of a Variable Fund Account each business day, we:

     . calculate the change in market value from the previous day for the underlying Fund.
     . subtract insurance charges such as mortality and expense risk charge and administrative charge.
     .  add or subtract the result to the prior day's Accumulation Unit Value.

Minimum Contract Value
----------------------

If your Contract Value during the Accumulation Phase is less than $1,000 and we haven't received premium payments for 2 years, we may cancel your Contract.
This minimum does not apply to Contracts issued in connection with Qualified Plans. We will notify you 30 days before we cancel your Contract. You will have an opportunity to satisfy the minimum requirement before we cancel your Contract. If we cancel your Contract, we will pay your Contract Value in a lump sum and we will have no further obligations.

--------------------
 ANNUITY BENEFITS
--------------------

You may choose to receive annuity payments during the Distribution Phase. We will pay you according to the annuity payment option or "Distribution Option" you select. Payments will start on the Annuity Date and will continue for the period specified in the Distribution Option you select.

Annuity Date
------------

You select your Annuity Date when you apply for a Contract. If you are using your Contract as a Qualified Plan, the Annuity Date may not be later than the date required by federal income tax law. (See "Tax Information.") If you are using your Contract as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95th birthday. The Annuity Date must also be at least 6 months after the Effective Date of your Contract, unless we choose to waive this requirement. You may change the Annuity Date by submitting a written request, at least 30 days before the Annuity Date.

                                      19A                      CONTRACT FEATURES

Types of Annuity Payments
-------------------------

You may choose:
     .  fixed annuity payments,
     .  variable annuity payments,
     . a combination of fixed and variable annuity payments, or . systematic withdrawals.

"Fixed annuity payments" are monthly payments of fixed amount that we guarantee for the dollar amount and number of years that you choose. "Variable annuity payments" are monthly payments that vary in amount, depending on the performance of the Variable Fund Accounts you select. We do not guarantee the amount of variable annuity payments.

Amount of Annuity Payments
--------------------------

The amount of your first annuity payment, whether fixed or variable, will depend on the amount of Contract Value you apply to your choice of a Distribution Option.

If you choose a fixed annuity payment, the type of Distribution Option you choose will determine the amount of each fixed annuity payment. Your Contract contains tables showing examples of the monthly annuity payment that you would receive for each $1,000 of Contract Value you apply to each of the Distribution Options.

If you choose a variable annuity payment, we will calculate your first annuity payment using the amount of Contract Value you decide to apply and the
Distribution Option table of the option you choose.   We will use a unit of
measure called an "Annuity Unit" to determine your subsequent payments.    The
amount of each subsequent variable annuity payment will equal the product of:
     . the number of Annuity Units credited to you multiplied by . the value of each Annuity Unit ("Annuity Unit Values").

Number of Annuity Units. When you apply your Contract Value to a Distribution Option, we credit you with a number of Annuity Units for each Variable Fund Account that you selected. To determine the number of Annuity Units to credit you, we divide the amount of your first variable annuity payment by the Annuity Unit Values of each Variable Fund Account on the business day we determine the
first payment.   The number of Annuity Units for each Variable Fund Account will remain constant thereafter. Your subsequent variable annuity payments will vary as the Annuity Unit Value for each Variable Fund Account changes from month to month.

Annuity Unit Values. To determine the Annuity Unit Values of each Variable Fund Account on a given business day, we take the previous day's Values and adjust them to reflect:
     . the performance of the corresponding Funds (including any dividends or capital gain distributions);
     . any charges or credits for any income or other taxes relating to the Variable Fund Account operation;
     .  Separate Account charges; and
     . an assumed annual rate of return of 3% on the Variable Fund Accounts (we call this the "3% assumed rate"). If the actual performance of a Variable Fund Account for the month is at an annual rate that exceeds the 3% assumed rate, your annuity payments will increase. Conversely, if the actual performance is at an annual rate below the 3% assumed rate, your annuity payment will decrease.

CONTRACT FEATURES                     20A

Distribution Options
--------------------

The Contract offers 6 Distribution Options ("Options"). You may receive payments under other options, including a lump sum, that you and we agree upon in writing. Also, we may, at our option, offer more favorable Distribution Options in the future. Once annuity payments have begun, you may not change your Distribution Option. However, if you are receiving variable annuity payments under a Distribution Option that is not based on the life of the Annuitant, you may receive a lump sum payment equal to the present value of any future variable annuity payments remaining under that Distribution Option. The lump sum payment will be determined by discounting the value of future payments at a rate of 3%.

If you want to receive fixed annuity payments, you may select any one of the Options 1 through 5. If you want to receive variable annuity payments, you must select Option 1, 2, or 3. Option 6 provides for systematic withdrawals out of the Fixed Fund Account and/or Variable Fund Accounts.


Please note that, although Distribution Options 1, 2, and 3 are designed to provide annuity payments for life, electing these Options on a variable annuity basis involves investment risks. If the investment performance of the Variable Fund Accounts you select is poor, the amount of future annuity payments could fall substantially, possibly to zero.


-------------------------------------------------------------------------------------------------------------------
Option 1                        Annuity payments for as long as the Annuitant is alive.  Please note that the
                                Annuitant or other payee could receive only one annuity payment if the Annuitant
Income Payments for Life        dies before the second annuity payment.
-------------------------------------------------------------------------------------------------------------------
Option 2
                                Annuity payments for a certain period of time even if the Annuitant dies before
Income Payments for Life with   that period of time has expired.
a Certain Period Guaranteed
-------------------------------------------------------------------------------------------------------------------
Option 3
                                Annuity payments for as long as the Annuitant or the Joint Annuitant is alive.
Joint and Survivor Life Income  Please note that an Annuitant or other payee could receive only one annuity payment if both Annuitants die before the second annuity payment.  If one of these persons dies before the Annuity Date, the survivor becomes the sole Annuitant and may elect to receive any one or more of the other Distribution Options.  As noted
                                above, this Option may also be selected with payments for a certain period of time.
-------------------------------------------------------------------------------------------------------------------
Option 4
                                Equal payments for an agreed upon period of time (not longer than 30 years).  We
Income for Specified Period     determine the amount of each payment pursuant to an annuity payment table contained in the Contract.

-------------------------------------------------------------------------------------------------------------------
Option 5                        A sum of money is transferred to us.  In exchange, we agree, pursuant to an annuity payment table contained in the Contract, to pay the specified amount of
Income of Fixed Amount          interest on the principal and to make periodic payments of a fixed dollar amount that is chosen for as long as the principal and interest earnings last.
-------------------------------------------------------------------------------------------------------------------
Option 6
                                Substantially equal monthly, quarterly, semiannual, or annual payments made over
Systematic Withdrawals          the life expectancy of the Annuitant or a shorter period of time.  (See "Special
                                Services - Systematic Withdrawal Program.")

-------------------------------------------------------------------------------------------------------------------



No partial or full withdrawals are permitted under Options 1 through 5 after the Annuity Date. If you are using this Contract to fund a Qualified Plan and if you are required to take distributions under federal income tax law, we offer a service to determine your annual required minimum distribution amount. You may arrange with us to have this amount distributed by systematic withdrawal; however, although they offer flexibility, these periodic withdrawals offer no protection for lifetime income or the pro-rated taxation of annuitization payouts.


                                      21A                      CONTRACT FEATURES

-------------------
 DEATH BENEFITS
-------------------

Death Benefits Prior to the Annuity Date
----------------------------------------

If you are the Contract owner as well as the Annuitant and you die before the Annuity Date, we will pay a death benefit to your Beneficiary. If you are the Contract owner but not the Annuitant and you die before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive you. If the Contract owner is a non-natural person such as a trust or corporation, please see the Special Rules for Non-Natural Owners below.

The death benefit is the greater of:
     . the Contract Value on the date we receive proof of death; or . the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any required premium tax.

After receiving proof of death, we will place the Contract Value in any of the Variable Fund Accounts into a fixed account earning interest as required by state law.

We will pay the death benefit in a lump sum. Instead of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

If you are the Contract owner and you die before the Annuity Date, federal income tax law requires your death benefits to be paid out as follows:

     If you are also the Annuitant and
        . you did not designate a Beneficiary or no Beneficiary survived you, then full distribution to your estate must occur within 5 years after your death.
        .  the Beneficiary is your spouse, then your spouse may:
           * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
           * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.
        . the Beneficiary is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within 5 years after your death.

     If you are not the Annuitant and
                ---
        . the Annuitant is not your spouse, then distribution must begin within one year after your death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive you, or, in the alternative, full distribution must occur within 5 years after your death.
        .  the Annuitant is your spouse, your spouse may:
           * assume ownership as the Annuitant and defer distribution until the Annuity Date, or
           * receive distributions over a period of time not exceeding your surviving spouse's life or life expectancy, in which case payments must begin within one year after your death.

Special Rules for Non-Natural Owners

If the Contract owner is an entity (referred to as a "non-natural person") such as a trust or corporation, federal income tax law requires a distribution when the Annuitant (an individual) dies or changes. The Contract does not pay a death benefit in this situation. Instead, the Contract owner must surrender the Contract and fully withdraw the Contract Value within 5 years. Alternatively, the Contract owner can choose to name a new Annuitant and annuitize the Contract within 1 year and begin receiving distributions over the life of the new Annuitant.


These distribution requirements do not apply if the non-natural person owns the Contract as an agent for a natural person. Please contact your tax or legal advisor about your specific situation.

CONTRACT FEATURES                     22A

Death Benefits On or After the Annuity Date
-------------------------------------------

Under current federal income tax law, if you are the Contract owner as well as the Annuitant and you die on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before your death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:
     . continue to receive the same payments as the Annuitant; or . if permitted under the Distribution Option,
        * receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or
        * take full distribution of the remaining value at the Annuitant's death.

                                      23A                     CONTRACT FEATURES

-----------------
HOW DO I...?
-----------------

....Contact USAA Life
   -----------------

You may contact USAA Life by calling us at 1-800-531-2923 (282-3460 in San Antonio) for sales or 1-800-531-4265 (456-9061 in San Antonio) for service or by writing to us at 9800 Fredericksburg Road, San Antonio, Texas 78288.

--------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------


....Buy a Contract
   --------------

To buy a Contract, you must complete an application and submit it to us at the address shown above, along with your initial premium payment made by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "USAA Life Insurance Company" or "USAA Life". We also accept premium payments made by bank draft, by wire, or by exchange from another insurance company. You must be of legal age and reside in a state where we are offering the Contract. The Contract is not available to you if you have attained the age of 85.


If a premium payment accompanies your application and it is complete, we will either accept it and issue a Contract to you within 2 days after we receive it, or reject it and return the premium payment. If your application is not complete, or is incorrectly completed, we will ask you to complete it within 5 days after we receive it. If we do not receive a correctly completed application within this 5-day period, we will return your premium payment to you immediately, unless you consent to our retaining the premium payment until you complete the application. We will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.


The current minimum initial and additional premium payments we accept are as follows:

          --------------------------------------------------------------
                                          Minimum           Minimum
          Type of Plan                Initial Premium      Subsequent
                                                            Premium
          --------------------------------------------------------------
          Nonqualified Annuity            $1,000*            $100*
          --------------------------------------------------------------
          IRA and SEP-IRA                 $  100             $ 50*
          --------------------------------------------------------------
          SARSEP-IRA                      $   25             $ 25
          --------------------------------------------------------------
          TSA or ORP                      $   50             $ 50
          --------------------------------------------------------------

* Employees of any of the USAA Group of Companies who purchase the Contract may make an initial premium payment of $500 for Nonqualified Annuities, and minimum subsequent premium payments by payroll deduction in an amount not less than $25 for Nonqualified Annuities, IRAs and SEP-IRAs.

....Invest More Money
   -----------------

As long as your Contract Value does not fall below $1,000 (other than for Contracts issued as part of Qualified Plans), you need not make any more premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. Simply send us your subsequent premium payments at the address shown above or use our Automatic Payment Plan. We will allocate them among the various Fixed and Variable Fund Accounts in the same way as the initial premium payment until you change your premium allocation. The minimum amount we will accept is shown in the table above.


TRANSACTIONS                          24A

....Access My Money
   ---------------

You may withdraw some or all of your money at any time during the Accumulation Phase. The minimum amount that you may withdraw is $500, or, if less, the remaining balance in the Fixed and/or Variable Fund Account from which you are withdrawing.

To withdraw money, simply contact us at 1-800-531-4265 or send us a written request. Unless you are withdrawing all of your Contract Value, you must specify the Fixed and/or Variable Fund Accounts that you want to withdraw from. If you do not specify the Variable Fund Accounts, we will withdraw money proportionately from your Contract Value in each Variable Fund Account.

There is no charge for withdrawing money from a Fixed or Variable Fund Account. However, we will deduct the $30 Contract Maintenance Charge if you withdraw all of your money from the Contract. A 10% federal income tax penalty may apply if you withdraw money before age 59 1/2. You also will pay income taxes on any earnings that you withdraw. For tax qualified arrangements, you also will generally pay income tax on withdrawals of contributions not previously taxed. For a discussion of tax aspects, see "Tax Information," below. You should seek the advice of a tax advisor before withdrawing money.


....Change My Investment Choices
   ----------------------------

During the Accumulation Phase, you may change your investment choices by transferring money among the Fixed and Variable Fund Accounts. There is no charge to transfer money from a Fixed or Variable Fund Account.


The following restrictions apply during the Accumulation Phase:

     1.   You may make 18 transfers each Contract Year.

     2. The minimum amount of value that you may transfer from one Account to another is $100, or, if less, your total remaining Account balance.
     3. Your written or telephone request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

During the Distribution Phase, the Annuitant or other payee may transfer Annuity Units among the Variable Fund Accounts (up to a maximum of 4 Variable Fund Accounts), or from a Variable Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers made during the Distribution Phase are subject to restriction 3 noted above, as well as the following restrictions:

     1. You may make up to 3 transfers per Contract Year from a Variable Fund Account to another Variable Fund Account or to a Fixed Annuity.
     2. You may not transfer from a Fixed Annuity to a Variable Annuity or to a new Distribution Option.
     3. The minimum amount that you may transfer from a Variable Fund Account is $100.
     4. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

Excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Contract owners participating in the Variable Fund Account regardless of their transfer activity. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaged in market timing strategy, making programmed transfers, frequent transfers that are large in relation to the total assets of the underlying Funds in which


                                      25A                           TRANSACTIONS
the Variable Fund Account options invest. Market timing strategies are disruptive to the underlying Funds in which the Variable Fund Account options invest. If we determine that your transfer patterns among the Variable Fund Account options reflect a market timing strategy, we reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services, or any electronic transfer services.


We can terminate, suspend, or modify these transfer privileges without prior notice.

....Change My Premium Allocations
   -----------------------------

You may change the allocation of your subsequent premium payments at any time by calling us at 1-800-531-4265 or by sending us a written request. A request to change subsequent premium payment allocations will be effective with the first premium payment we receive on or after the business day we receive the request.

....Change My Annuity Date
   ----------------------

You may change the Annuity Date by sending us a written request at least 30 days before the Annuity Date.

TRANSACTIONS                          26A

---------------
 HOW DO I...?
---------------

....Change My Annuitant
   -------------------

You may change your Annuitant by sending us a written request. We must receive your request at least 15 days before the Annuity Date. The change will take effect as of the business day we receive your request.

....Change My Beneficiary
   ---------------------

During the Annuitant's life, you may change your Beneficiary by sending a
written request to us.   The change will take effect as of the date you sign the
request. If we make any payments before receiving your request to change the Beneficiary, we will receive credit against our obligations under the Contract.

....Transfer or Assign Ownership
   ----------------------------

You may transfer or assign ownership of the Contract, subject to legal restrictions. To transfer or assign ownership, you must notify us in writing. An assignment is not effective until we receive it at our address. We are not responsible for determining the validity of an assignment.

....Place a Telephone Request
   -------------------------

Simply call 1-800-531-4265 to:
     . change your premium payment allocation, . withdraw money, or
     .  transfer money among your investment choices.

We will ask you for your:
     .  name,
     .  USAA number or Contract number, and
     . Social Security number. We treat requests made by facsimile, telegraph, or other electronic transmission device as telephone requests, so please be sure to provide the same identifying information on those requests as well.

We will use reasonable procedures to confirm that instructions given by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. In addition to asking you for identifying information, we record all telephone communications that concern purchases, redemptions or transfers. We also send confirmations of all transactions to the Contract owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice.

....Cancel My Contract during the Free Look
   ---------------------------------------

You may return your Contract to us within the Free Look Period. If you return your Contract within the Free Look Period, we will give you a refund. We will refund any premium payment allocated to the Fixed Fund Account, plus the greater of:

     . premium payments allocated to the Variable Fund Accounts, or . the value of the Variable Fund Accounts as of the day we receive your cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that we have deducted.

We will void the Contract and treat it as if we had not issued it.

                                      27A                           TRANSACTIONS

---------------
 HOW DO I...?
---------------

....Keep Track of My Investments
   ----------------------------

At least once each Contract Year, we will send you a statement of information about your Contract. The statement will show the number of Accumulation Units we recently credited to your Contract for each Variable Fund Account and the dollar value of the Accumulation Units. We may send you a statement more frequently. We also will send you semiannual reports for the Funds that correspond to the Variable Fund Accounts, periodic reports for the Separate Account, and any other information that the law requires us to send to you.

Log on to usaa.com day or night for a convenient way to access information about:
     . your Contract details,
     . Variable Fund Account summaries,
     . Variable Fund Account performance, and
     . financial activity information.

You may also access information about your Contract through USAA's Touchline(R), our 24-hour automated voice response system at 1-800-531-5433. You will need your USAA number or Social Security number and your USAA PIN (the unique personal identification number you use for all USAA Touchline(R) services and usaa.com or the last 4 digits of your Social Security number).


....Start Receiving Annuity Payments
   --------------------------------

To receive annuity payments, you must notify us in writing at least 30 days before the Annuity Date of:
     .  the Distribution Option you want to use to begin annuity payments;
     . the type of annuity payments you want (fixed, variable, a combination of fixed and variable annuity payments, or systematic withdrawals); and
     . if you want to receive variable annuity payments, the Variable Fund Accounts (up to 4) you want to use to fund your payments.

Once we have the necessary information, we will apply your Contract Value, less any state required premium tax, to the Distribution Option you have selected.

If you have not chosen a Distribution Option at least 30 days before the Annuity Date, we will apply your Contract Value, less any state required premium tax, to Distribution Option 2, with monthly payments guaranteed for 10 years. In addition, we will apply any Fixed Fund Account Value to provide you with fixed annuity payments. Similarly, we will apply any Variable Fund Account Value to provide variable annuity payments funded from the same Variable Fund Accounts to which you have allocated your Contract Value as of the Annuity Date and in the
same proportions.   We will apply your Contract Value as of the end of the
business day immediately preceding the 10/th/ day before the Annuity Date.


If you have assigned your Contract, the amount due the assignee must be paid in a lump sum before we can determine or begin any annuity payments.

If at the time you want to begin annuity payments, your Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may cancel your Contract. In that event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations.

TRANSACTIONS                          28A

---------------
 HOW DO I...?
---------------

....Report a Death
   --------------

To report a death, we must be notified in writing and receive "proof of death", which can be:
     .  a certified death certificate,

     . a certified copy of a statement of death from the attending physician, . a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or
     .  any other proof that we find satisfactory.

We will not pay any death benefit unless we receive a written request and proof of death.

-------------------
 PROCESSING DATES
-------------------

Generally, we will process the following transactions using the Fixed and Variable Fund Account Values (including Accumulation and Annuity Unit Values) computed on the business day that we receive your payment, request, notice, and/or other documents or information necessary to complete your transaction:
     .  premium payments;
     . transfers of money or Annuity Units among investment choices (including transfers in the dollar cost averaging program);
     . withdrawals of money (including withdrawals in the systematic withdrawal program); and
     .  death benefit claims.

If we receive your payment, request, etc. before 3 p.m. Central time on a business day, we will process your transaction using that day's Fixed and Variable Fund Account Values. If you miss the 3 p.m. deadline that day, we will process your transaction using the next business day's Fixed and Variable Fund Account Values.


In this Prospectus, we use the term "business day" to mean any day Monday through Friday when the New York Stock Exchange is open for regular trading.
The Exchange usually closes at 4 p.m. New York time (3 p.m. Central time) and is not open on federal holidays. Business day does not include:
     . any day when the Funds do not compute the value of their shares; or . any day when we do not receive an order to purchase, withdraw, or transfer Accumulation Units or purchase or transfer Annuity Units.

Please keep in mind that we cannot process your telephone or written requests if you do not provide all of the information we need to complete the transaction. If the transaction requires you to notify us in writing, you must sign your written request.

                                      29A                           TRANSACTIONS

Special Processing
------------------

Initial Premium Payments
     . If your initial premium payment accompanies a completed application, we will credit your payment within 2 business days after we receive the payment and completed application.
     . If your initial premium payment accompanies an incomplete application, we will credit your initial premium payment within 2 business days after we receive the last information we need to process your application.
     . If you allocate any part of your initial premium payment to the Fixed Fund Account, we will credit it to that Account on the Effective Date.

     . If you allocate any part of your initial premium payment to any of the Variable Fund Accounts, we will credit it to the Vanguard Money Market Portfolio Variable Fund Account. Your premium will remain in the Vanguard Money Market Portfolio Variable Fund Account for the Free Look Period plus 5 calendar days. On the business day immediately after the end of that period, we will allocate your initial premium payment, together with any subsequent premium payments, plus any earnings, to the Variable Fund Accounts as you directed on the application.


Initial Annuity Payments
To calculate the amount of the initial annuity payment, we use the Contract Value and Annuity Unit Values of the business day preceding the 10th day before the Annuity Date.

---------------------------
 POSTPONEMENT OF PAYMENTS
---------------------------

We will normally pay amounts withdrawn from a Contract within 7 days after we receive your written or telephone request. In addition, we will normally process your transactions using the Fixed or Variable Fund Account Values as of the business day we receive your request.

However, we may not be able to determine the value of the assets of the Variable Fund Accounts if:
     . the New York Stock Exchange is closed for other than customary weekends and holidays;
     . trading on the New York Stock Exchange is restricted; or . an emergency exists and it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value.

In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We also may postpone payments or defer such other transactions where the SEC permits us to do so for the protection of Contract owners. In addition, we will defer requests for withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system, to the extent permitted by law at the time, until payment of the check has been honored.

We can defer the payment of a withdrawal from the Fixed Fund Account for up to 6 months from the business day we receive your written or telephone request.




--------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------


TRANSACTIONS                          30A

-------------------------
MORE INFORMATION ABOUT...
-------------------------

....USAA Life
------------

USAA Life is a Texas insurance company organized in 1963. We are principally engaged in writing life insurance policies, annuity contracts and health insurance policies. We are authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. On a consolidated basis prepared in conformity with accounting principles generally accepted in the United States of America, we had total assets of $9,081,541,000 on December 31, 2001. We are a wholly owned subsidiary of USAA, a diversified financial services organization. Our Home Office is 9800 Fredericksburg Road, San Antonio, Texas 78288.


As of the date of this Prospectus, both we and USAA held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Superior). Both we and USAA also held the second-highest and highest ratings (AA1 Excellent and Aaa Exceptional), respectively, from Moody's Investors Service. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on an evaluation of many factors, including:

     .    profitability,
     .    asset quality,
     .    adequacy of reserves,
     .    capitalization, and
     .    management practices.

These ratings are not a rating of investment performance that our customers have experienced or are likely to experience in the future.

....The Separate Account
-----------------------

We own the assets of the Separate Account. These assets are the shares in the underlying Funds. The Separate Account is a segregated asset account under Texas law. That means we account for the Separate Account's income, gains, and
losses separately from the results of our other operations.   It also means that
only the assets of the Separate Account that are in excess of the reserves and other Contract liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. The Separate Account consists of 18 Variable Fund Accounts, each of which invests in a corresponding Fund.

....The Funds
------------

Substitution of Funds
If the shares of any Fund should no longer be available for investment by the Separate Account, or if in our judgment it would be consistent with the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC. We also may add new Variable Fund Accounts that invest in additional mutual funds.

Dividends and Capital Gain Distributions
Any dividends or capital gain distributions paid on a Fund's shares are automatically reinvested in additional shares of the Fund at the net asset value of the Fund's shares on the date payable. Dividends and distributions lower the net asset value of each share of the corresponding Fund, other than the Vanguard Money Market Portfolio, but also increase the number of outstanding shares of the Fund. This means the overall value of the Fund remains unchanged for any dividends or distributions. Your value in the corresponding Variable Fund Account also does not change as a result of any dividends or distributions.

                                      31A                      OTHER INFORMATION

Voting Privileges
Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Separate Account in accordance with instructions that we receive from Contract owners entitled to give such instructions. The persons entitled to give voting instructions and the number of shares that a person has a right to instruct will be determined based on Variable Fund Account Values as of the record date of the meeting.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine, based on SEC rules or other authority, that we may vote such shares ourselves in our own discretion. None of the Funds holds regular shareholder meetings.

Special Considerations
The Funds managed by Barrow Hanley, the Vanguard Group, Granahan Investment, GMO, Schroder Investment, Wellington Management, Fidelity Management Research Corporation, Zurich Scudder, and Alger Management offer shares to separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies. The Funds managed by USAA IMCO offer shares only to our separate accounts to fund benefits under the Contracts and the variable life insurance policies that we offer. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict.


To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

....The Contract
---------------

Our obligations arising under the Contracts are general corporate obligations. We have the responsibility for administration of the Contracts. Among other things, this responsibility includes application and premium processing, issuing the Contracts, and maintaining the required Contract owner's records.

Our affiliate, USAA IMCO, is the principal underwriter of the Contracts. USAA IMCO has agreed to offer the Contracts for sale and distribution through certain of its registered representatives who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

Contract Agreement
The Contract and the application form the entire agreement between you and USAA Life. We will consider statements in the application to be representations and ot warranties. Only an officer of the Company has authority to:
     . waive a provision of the Contract, or . agree with you to changes in the Contract, and then only in writing.

We reserve the right to change the Contract to comply with all federal and state laws that apply to variable annuity contracts. Among other things, we may conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract.

Contract Owner

The rights and privileges of the Contract belong to the Contract owner during the Annuitant's lifetime. The Contract owner is the Annuitant unless the application designates a different Annuitant, and we have approved. If the Contract owner and the Annuitant are different


OTHER INFORMATION                     32A
persons and the owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the owner. If the Annuitant is the Contract owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.


Annuitant
The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. If an Annuitant who is not the Contract owner dies before the owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Contract owner designates another Annuitant by written request. An Annuitant who is not the Contract owner has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option chosen and the Contract Value.

Beneficiary
The Beneficiary is the person, persons or entity named in the application who may be entitled to receive any Contract benefits that we provide upon the Contract owner's or Annuitant's death. A contingent Beneficiary may be named to receive any Contract benefits which are payable in the event the Beneficiary does not survive the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date. If the Beneficiary dies while receiving annuity payments, we will pay any remaining payments due to the Beneficiary's estate.


Unless otherwise provided, we will pay benefits as follows:
     . If two or more Beneficiaries have been named, we will pay all benefits in equal shares to those living at the time of the Annuitant's death; and

     . If no Beneficiary survives the Contract owner prior to the Annuity Date or the Annuitant after the Annuity Date, we will pay benefits to the Annuitant's estate.


....Charges and Deductions
-------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

Premium Taxes

We will deduct any premium taxes or other similar assessments that states, municipalities or other governmental entities may impose. Premium taxes currently imposed range from 0% to 3.5%. The specific amount of any premium tax charge you pay will depend on your state of residence. We will deduct these charges from your Contract Value either when we receive the premium payment or when annuity payments start, as required by state law. You may not deduct any premium tax charge on your federal income tax return.


Contract Maintenance Charge
We will deduct a $30 Contract Maintenance Charge from your Contract Value on each Contract anniversary. If you surrender your Contract, we will deduct the entire Contract Maintenance Charge for that year. We will deduct the charge proportionately from your investment in the Fixed and Variable Fund Accounts.

We will not deduct this charge:
     . once you have elected to receive annuity payments under the Contract, . from death benefits paid on the death of a Contract owner or Annuitant,
        or


     .  upon termination due to insufficient Contract Value.

Administrative Expense Charge
We assess each Variable Fund Account a daily charge at an annualized rate of ..10% of the average daily net assets of each Variable Fund Account.

OTHER INFORMATION                     33A

This charge, along with the $30 Contract Maintenance Charge, reimburses us for the expenses we incur in the issuance and maintenance of the Contracts and each Variable Fund Account. These expenses include, but are not limited to:

     . preparation of the Contracts, confirmations, periodic reports and statements;
     .  maintenance of the Contract owner's records;
     .  maintenance of the Separate Account records;
     . administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract owner servicing; and
     .  all accounting, valuation, regulatory and reporting requirements.

We do not intend to profit from this charge. Should this charge prove to be insufficient, we will not increase this charge (or the Contract Maintenance Charge) and we will bear the loss.

Alger Management or its affiliates reimburses us for the cost of administrative services that we provide to the Fund it manages as an investment choice under the Contracts. Compensation is paid out of fee earnings, based on a percentage of the Fund's average net assets attributable to a Contract.

Mortality and Expense Risk Charge

To compensate us for assuming mortality and expense risks, we assess each Variable Fund Account a daily charge currently at the annualized rate of .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. This charge consists of approximately .40% for mortality risks and ..25% for expense risks. We assume mortality risks:

     . by our contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant based on annuity rates guaranteed in the Contracts under Distribution Options that involve life contingencies; and
     . by our contractual obligation to pay a death benefit upon the death of an Annuitant or Contract owner prior to the Distribution Phase.

The expense risk we assume is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

We guarantee the Mortality and Expense Risk Charge will not exceed 1.05% of the average daily net assets of each Variable Fund Account attributable to the Contracts. For Contracts purchased prior to May 1, 2002, your Mortality and Expense Risk Charge will not exceed .65% of the average daily net assets of each Variable Fund Account attributable to the Contracts. If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, we will bear the loss. Conversely, if the amount deducted proves more than sufficient, the excess will be our profit. We expect to profit from this charge.


Income Taxes
We reserve the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Fund Accounts under this Contract.

Expenses of the Funds
Expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

Transfer Fee

We do not charge a fee for transfers among the Fixed or Variable Fund Accounts. Eighteen transfers are allowed per Contract Year. However, excessive transfer activity can disrupt portfolio management strategy and increase Variable Fund Account expenses, which are borne by all Contract owners participating in the Variable Fund Account regardless of their transfer activity. Therefore, we reserve the right at any time, and without prior notice, to terminate, suspend, or modify these transfer privileges. (See "How Do I Change My Investment Choices.")


OTHER INFORMATION                     34A

                      This page left blank intentionally.

                                     35A                       OTHER INFORMATION

-----------------
 TAX INFORMATION
-----------------

We base this discussion of taxes on current federal income tax law and interpretations. Congress has changed and may again, at any future time, change the tax treatment of annuities. Additionally, the Treasury Department and the Internal Revenue Service may issue new or amended regulations or other interpretations of that law. The courts may also interpret the law. These changes could affect you retroactively. The following is for general information purposes only and should not be construed as legal, tax or investment advice. You should consult a qualified tax advisor for tax advice about your Contracts.


This discussion does not address state or local tax, estate and gift tax, or social security tax consequences of the Contracts, and the applicable tax laws of your state may differ from the federal laws.

Nonqualified Contracts
----------------------

The following discussion applies to Nonqualified Contracts purchased outside of tax-qualified retirement programs.

Increases in Value
General Rule. Generally, Section 72 of the Internal Revenue Code of 1986, as amended, ("Code") governs the federal income taxation of annuities. If you are a natural person, you will not be taxed currently on increases in your Contract's Fixed Fund Account Value or Variable Fund Account Value.

Owners Other Than Natural Persons. If you are not a natural person, such as a corporation, the Code taxes you currently on increases in a contract's Fixed Fund Account Value or Variable Fund Account Value. The Code also contains exceptions to this rule.

Diversification. The Code and underlying Treasury Regulations set forth requirements for investment diversification that each Variable Fund Account must meet. Generally, a Variable Fund Account will satisfy these requirements if its corresponding Fund satisfies them. A Fund's failure to meet the diversification requirements will subject the Contract owner that invests in a Variable Fund Account corresponding to that Fund to current taxation on any increases in the Contract's Fixed Fund Account Value and Variable Fund Account Value for the period of such diversification failure, and any subsequent period.

Contract Owner Control. The Treasury Department has stated that it may issue guidelines that limit a Contract owner's control of investments underlying a variable annuity. If a Contract failed to meet those guidelines, you would be taxed on the Contract's current income. The Treasury Department has said informally that those guidelines may limit the number of investment funds and the frequency of transfers among those funds. The issuance of such guidelines may require us to limit your right to control the investment. The guidelines may apply only prospectively, although they could apply retroactively if they do not reflect a new Treasury Department position.

Withdrawals During the Accumulation Phase
During the Accumulation Phase, you will be taxed on partial and full withdrawals from a Nonqualified Contract to the extent of any income in the Contract. Income in the Contract equals income earned on previous premium payments. The amount of any partial or full withdrawal exceeding income in the Contract is not taxable. We combine all Contracts we have issued to you in the same calendar year in determining the amount of any withdrawal that is includible in your income for tax purposes.

Assignments
An assignment of a Nonqualified Contract will receive the same tax treatment as a full withdrawal, discussed immediately above.

OTHER INFORMATION                     36A

Distributions During the Distribution Phase
During the Distribution Phase, each annuity payment from a Nonqualified Contract is taxable in part and nontaxable in part. You calculate the nontaxable part first.

For fixed annuity payments, the nontaxable part of each payment is the product of (1) the amount of the payment times (2) the ratio of (a) the investment in the Contract to (b) the total value of expected payments. Investment in the Contract is the total of all your premium payments less any previous distributions that were not included in your income.

For variable annuity payments, the nontaxable part of each payment is (1) the investment in the Contract divided by (2) the total number of expected payments.

The taxable part of each payment is the balance left after you subtract the nontaxable part. The taxable part is taxed at ordinary income tax rates.

Penalty on Distributions
Distributions prior to age 59 1/2 during either the Accumulation or Distribution Phase may be subject to a penalty tax equal to 10% of the amount includible in income. The penalty tax will not apply to certain distributions, including those:

     .    made on or after the recipient reaches age 59 1/2.
     . made after the death of the Contract owner, or, where the owner is not a natural person, the death of the Annuitant.
     .    made on account of the recipient's disability.
     . that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the recipient or the joint lives (or joint life expectancies) of the recipient and the recipient's Beneficiary (under current Internal Revenue Service interpretation, distributions under a systematic withdrawal program will not qualify for this exception).
     . made under an immediate annuity, which the Code defines in Section 72(u)(4).

There is a similar penalty, also subject to exceptions, on certain distributions from Contracts from Qualified Plans.

Death Benefits
Special rules apply to the distribution of death benefits under the Contract either during the Accumulation Phase or during the Distribution Phase. (See "Death Benefits.")

Tax-Free Exchanges

The Code allows a tax-free exchange of one annuity contract for another annuity contract if the annuitant and the owner are the same under each contract.


Transfers
The Code does not currently tax transfers between investment options.

                                      37A                      OTHER INFORMATION

Qualified Plan Contracts
------------------------

The following discussion applies to Contracts under Qualified Plans.

You may use the Contracts with several types of Qualified Plans. The tax rules applicable to Contract owners, Annuitants, and other benefit recipients vary according to the type of Qualified Plan and the terms and conditions of the Qualified Plan. These terms and conditions may limit the rights otherwise available to you under the Contracts.

Accumulation Phase

In general, purchase payments made under a Qualified Plan on your behalf are excludable from your gross income during the Accumulation Phase. The portion, if any, of any purchase payment excluded from your gross income during the Accumulation Phase constitutes your "investment in the contract."

Distribution Phase

When payments during the Distribution Phase begin, you will begin to receive back your "investment in the contract," if any, as a tax-free return of capital. The Code's rules for which portion of each payment is taxable and which is nontaxable may vary depending on the type of Qualified Plan.

Types of Qualified Plans
The Contracts are available with the following types of Qualified Plans:
     .    Individual Retirement Annuity ("IRA").
     .    Roth IRA.
     .    Simplified Employee Pension-Individual Retirement Annuity ("SEP-IRA").
     . Salary Reduction Simplified Employee Pension-Individual Retirement Annuity ("SARSEP-IRA"). Beginning in 1997, employers may no longer establish a new SARSEP-IRA, but may maintain an existing SARSEP-IRA.

     . Tax-Sheltered Annuity ("TSA" or "403(b) TSA"). Distributions of amounts contributed to a TSA Contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988, including voluntary contributions after that date and earnings on prior and current voluntary contributions. These restrictions require that no distributions will be permitted prior to one of the following events:
          (1) attainment of age 59 1/2, (2) separation from service, (3) death,
          (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings).

     . Texas Optional Retirement Program ("ORP") and similar programs in other states.

Federal Income Tax Withholding
------------------------------

Amounts distributed from a Contract are subject to federal income tax withholding, to the extent includible in a recipient's taxable income. A recipient may choose not to have taxes withheld or to have taxes withheld at a different rate by filing a withholding election form with us.


OTHER INFORMATION                     38A

-----------------------
 FINANCIAL INFORMATION
-----------------------

The financial statements for the Separate Account and USAA Life appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, call us at 1-800-531-2923. These financial statements have been audited by KPMG LLP. You should consider our financial statements only as bearing on our ability to meet our obligations under the Contracts. Our financial statements do not bear on the investment performance of the Separate Account.


Accumulation Unit Data
----------------------

The tables below show the Accumulation Unit Values ("AUV") of the Variable Fund Accounts at various periods. Please note that a Variable Fund Account's AUVs are not the same as the share price of the corresponding Fund in which that Account invests. This difference between the two is due to the deduction of the Separate Account annual expenses from the AUVs. Please read the Separate Account's financial statements for more complete information.


-------------------------------------------------------------------------------------------------------------------------
             USAA Life Growth and Income                                    USAA Life Aggressive Growth
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $22.397368            3,122                  12/31/2001        $17.214778             1,443
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000            $23.978970            3,225                  12/31/2000        $22.654870             1,637
-------------------------------------------------------------------------------------------------------------------------
  12/31/1999            $23.296591            3,598                  12/31/1999        $26.991318               789
-------------------------------------------------------------------------------------------------------------------------
  12/31/1998            $20.468785            3,697                  12/31/1998        $13.993064               317
-------------------------------------------------------------------------------------------------------------------------
  12/31/1997            $19.287258            3,242                  12/31/1997        $11.735078               197
-------------------------------------------------------------------------------------------------------------------------
  12/31/1996            $15.432048            1,515
-----------------------------------------------------------
  12/31/1995            $12.579981              205
-----------------------------------------------------------
Starting Date: 02/06/1995     AUV $10.00                          Starting Date: 05/01/1997     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                 USAA Life World Growth                                       USAA Life Diversified Assets
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $16.988356            1,009                  12/31/2001        $22.295041             1,896
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000            $20.654406            1,144                  12/31/2000        $19.815589             1,684
-------------------------------------------------------------------------------------------------------------------------
  12/31/1999            $23.209674            1,003                  12/31/1999        $19.192009             2,072
-------------------------------------------------------------------------------------------------------------------------
  12/31/1998            $17.860722            1,066                  12/31/1998        $17.974654             1,841
-------------------------------------------------------------------------------------------------------------------------
  12/31/1997            $16.144375            1,168                  12/31/1997        $16.518656             1,401
-------------------------------------------------------------------------------------------------------------------------
  12/31/1996            $14.314911              692                  12/31/1996        $13.844197               696
-------------------------------------------------------------------------------------------------------------------------
  12/31/1995            $11.947438              161                  12/31/1995        $12.243941                86
-------------------------------------------------------------------------------------------------------------------------
Starting Date: 02/06/1995     AUV $10.00                        Starting Date: 02/06/1995     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                      USAA Life Income                                   Vanguard Diversified Value Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $15.969161            1,433                  12/31/2001        $ 9.336800               271
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000            $15.007467              879
-----------------------------------------------------------
  12/31/1999            $13.262741            1,208
-----------------------------------------------------------
  12/31/1998            $14.089499            1,280
-----------------------------------------------------------
  12/31/1997            $13.002940              545
-----------------------------------------------------------
  12/31/1996            $11.785992              430
-----------------------------------------------------------
  12/31/1995            $11.848795               89
-----------------------------------------------------------
Starting Date: 02/06/1995     AUV $10.00                        Starting Date: 05/01/2001     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------


                                      39A             OTHER INFORMATION

--------------------------------------------------------------------------------------------------------------------------
             Vanguard Equity Index Portfolio                                  Vanguard Mid-Cap Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
 12/31/2001             $10.341906            2,699                  12/31/2001        $ 9.912441               210
-------------------------------------------------------------------------------------------------------------------------
 12/31/2000             $11.844646            2,498
-----------------------------------------------------------
 12/31/1999             $13.147788            2,317
-----------------------------------------------------------
 12/31/1998             $11.003536            1,136
-----------------------------------------------------------
Starting Date: 05/01/1998     AUV $10.00                        Starting Date: 05/01/2001     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                Vanguard Small Company Growth Portfolio                    Vanguard International Portfolio
--------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $10.696387              456                  12/31/2001        $ 8.670638               473
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000            $10.043462              440                  12/31/2000        $10.881890               218
-------------------------------------------------------------------------------------------------------------------------
  12/31/1999            $10.526480              441                  12/31/1999        $13.154856               106
-------------------------------------------------------------------------------------------------------------------------
  12/31/1998            $ 8.825971              257                  12/31/1998        $10.386978                55
-------------------------------------------------------------------------------------------------------------------------
Starting Date: 05/01/1998     AUV $10.00                        Starting Date: 05/01/1998     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                Vanguard REIT Index Portfolio                               Vanguard High Yield Bond Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $10.950003              102                  12/31/2001        $ 9.869512                72
-------------------------------------------------------------------------------------------------------------------------
Starting Date: 05/01/2001     AUV $10.00                       Starting Date: 05/01/2001     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
             Vanguard Money Market Portfolio                                 Fidelity VIP Contrafund(R) Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001             $ 1.338044          24,394                  12/31/2001        $ 9.515065                73
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000             $ 1.293846          20,126
-----------------------------------------------------------
  12/31/1999             $ 1.227534          25,382
-----------------------------------------------------------
  12/31/1998             $ 1.178565          18,760
-----------------------------------------------------------
  12/31/1997             $ 1.127755          13,416
-----------------------------------------------------------
  12/31/1996             $ 1.082816          10,383
-----------------------------------------------------------
  12/31/1995             $ 1.040729           5,478
-----------------------------------------------------------
Starting Date: 02/06/1995     AUV $1.00                        Starting Date: 05/01/2001     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
         Fidelity VIP Equity-Income Portfolio                           Fidelity VIP Dynamic Capital App. Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $ 9.427762               95                  12/31/2001        $ 8.464990                24
-------------------------------------------------------------------------------------------------------------------------
Starting Date: 05/01/2001     AUV $10.00                      Starting Date: 05/01/2001     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                 Scudder VS I Capital Growth Portfolio                                   Alger American Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------
  Value as of:          Accumulation      Number of Units           Value as of:      Accumulation       Number of Units
                         Unit Value           (000)                                    Unit Value             (000)
-------------------------------------------------------------------------------------------------------------------------
  12/31/2001            $23.487941            1,835                  12/31/2001        $26.344044             2,722
-------------------------------------------------------------------------------------------------------------------------
  12/31/2000            $29.346175            2,082                  12/31/2000        $30.100055             3,059
-------------------------------------------------------------------------------------------------------------------------
  12/31/1999            $32.816021            1,837                  12/31/1999        $35.583778             2,885
-------------------------------------------------------------------------------------------------------------------------
  12/31/1998            $24.448446            1,543                  12/31/1998        $26.806157             2.053
-------------------------------------------------------------------------------------------------------------------------
  12/31/1997            $19.989715            1,125                  12/31/1997        $18.239579             1,722
-------------------------------------------------------------------------------------------------------------------------
  12/31/1996            $14.894774              689                  12/31/1996        $14.672583             1,639
-------------------------------------------------------------------------------------------------------------------------
  12/31/1995            $12.543192               93                  12/31/1995        $13.095503               630
-------------------------------------------------------------------------------------------------------------------------
Starting Date: 02/06/1995     AUV $10.00                         Starting Date: 02/06/1995     AUV $10.00
-------------------------------------------------------------------------------------------------------------------------


                                      40A             OTHER INFORMATION

---------------------------
 PERFORMANCE INFORMATION
---------------------------

Yield and Total Return
----------------------

We may advertise the yields and total returns of the Variable Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Fund Account refers to the income generated by an investment in the Variable Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the Vanguard Money Market Portfolio Variable Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Vanguard Money Market Portfolio Variable Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The "total return" of a Variable Fund Account is the total change in value of an investment in the Variable Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period, expressed as a percentage.

Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

Performance Comparisons
-----------------------

We may compare a Variable Fund Account's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street Journal.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.


Performance information for any Variable Fund Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance. For more information, see the Statement of Additional Information.

Variable Fund Account Performance
---------------------------------

The investment performance information for each Variable Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Fund Account for the periods indicated. The average annual total return figures are computed by using a formula required by the SEC. Table II below shows the cumulative total returns of each Variable Fund Account for the periods indicated.


                                      41A                      OTHER INFORMATION

Table I  Standard Performance - Average Annual Total Returns
-------
(for the period ended December 31, 2001)


---------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                     ----------------------------
                                                                  FOR PERIOD ENDED DECEMBER 31, 2001
                                                                  ----------------------------------
---------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                            1-YEAR   3-YEAR   5-YEAR   SINCE INCEPTION   DATE OF INCEPTION
---------------------
---------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                       -6.65%    3.00%    7.68%       12.34%           02/06/95
---------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                      -24.07     7.07        -        12.28            05/01/97
---------------------------------------------------------------------------------------------------------------
USAA Life World Growth                           -17.81    -1.71    3.420         7.92            02/06/95
---------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                      12.44     7.39     9.93        12.26            02/06/95
---------------------------------------------------------------------------------------------------------------
USAA Life Income                                   6.32     4.19     6.18         6.95            02/06/95
---------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                  -        -        -        -6.70            05/01/01
---------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                  -12.80    -2.13        -          .85            05/01/98
---------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                      -        -        -         -.95            05/01/01
---------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio            6.36     6.51        -         1.77            05/01/98
---------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio                 -20.44    -5.93        -        -3.89            05/01/98
---------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                         -        -        -         9.43            05/01/01
---------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                    -        -        -        -1.37            05/01/01
---------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio                    3.31     4.24     4.23         4.23            02/06/95
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  -        -        -        -4.92            05/01/01
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                  -        -        -        -5.79            05/01/01
---------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital                          -        -        -       -15.42            05/01/01
Appreciation Portfolio
---------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio            -20.00    -1.37     9.49        13.12            02/06/95
---------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                  -12.52     -.61    12.37        15.02            02/06/95
---------------------------------------------------------------------------------------------------------------


OTHER INFORMATION                     42A

Table II Cumulative Total Returns
--------
(for the period ended December 31, 2001)


----------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURNS
                                                                   ------------------------
                                                              FOR PERIOD ENDED DECEMBER 31, 2001
                                                              ----------------------------------
----------------------------------------------------------------------------------------------------------------
VARIABLE FUND ACCOUNT                             1-YEAR   3-YEAR   5-YEAR   SINCE INCEPTION   DATE OF INCEPTION
---------------------
----------------------------------------------------------------------------------------------------------------
USAA Life Growth and Income                        -6.65%    9.27%   44.76%        123.23%           02/06/95
----------------------------------------------------------------------------------------------------------------
USAA Life Aggressive Growth                       -24.07    22.74        -          71.76            05/01/97
----------------------------------------------------------------------------------------------------------------
USAA Life World Growth                            -17.81    -5.04    18.33          69.25            02/06/95
----------------------------------------------------------------------------------------------------------------
USAA Life Diversified Assets                       12.44    23.84    60.57         122.12            02/06/95
----------------------------------------------------------------------------------------------------------------
USAA Life Income                                    6.32    13.10    34.98          58.95            02/06/95
----------------------------------------------------------------------------------------------------------------
Vanguard Diversified Value Portfolio                   -        -        -          -6.70            05/01/01
----------------------------------------------------------------------------------------------------------------
Vanguard Equity Index Portfolio                   -12.80    -6.26        -           3.15            05/01/98
----------------------------------------------------------------------------------------------------------------
Vanguard Mid-Cap Index Portfolio                       -        -        -           -.95            05/01/01
----------------------------------------------------------------------------------------------------------------
Vanguard Small Company Growth Portfolio             6.36    20.82        -           6.64            05/01/98
----------------------------------------------------------------------------------------------------------------
Vanguard International Portfolio/(3)/             -20.44   -16.77        -         -13.55            05/01/98
----------------------------------------------------------------------------------------------------------------
Vanguard REIT Index Portfolio                          -        -        -           9.43            05/01/01
----------------------------------------------------------------------------------------------------------------
Vanguard High Yield Bond Portfolio                     -        -        -          -1.37            05/01/01
----------------------------------------------------------------------------------------------------------------
Vanguard Money Market Portfolio/(4)/                3.31    13.26    23.04          33.10            02/06/95
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   -        -        -          -4.92            05/01/01
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                   -        -        -          -5.79            05/01/01
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital                           -        -        -         -15.42            05/01/01
Appreciation Portfolio
----------------------------------------------------------------------------------------------------------------
Scudder VS I Capital Growth Portfolio             -20.00    -4.04    57.33         134.16            02/06/95
----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                   -12.52    -1.82    79.14         162.66            02/06/95
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Log on to usaa.com day or night for contract details, fund account summaries and financial activity information.
--------------------------------------------------------------------------------

                                      43A                      OTHER INFORMATION

Effect of Tax-Deferred Accumulations
-------------------------------------

Unlike taxable investments, variable annuities, such as the Contract, enable you to defer paying federal income taxes on any earnings on your premium payments until you withdraw them. The chart below shows how investing on a tax-deferred basis can increase the accumulation power of savings over time. The more taxes saved and reinvested, the more money you are able to accumulate over the years.

                           TAX-DEFERRED GROWTH CHART

                                    [CHART]

Initial Paymeny: $30,000


                                                    Tax-deferred
           Taxable Investment                     Variable Annuity  Tax-deferred
              at lump-sum     Taxable Investment     at lump-sum      Variable
              withdrawal        (before taxes)        withdrawal      Annuity
10 Years        $ 72,358          $ 73,518             $ 69,629       $ 86,613
20 Years        $175,365          $178,307             $173,662       $251,018
30 Years        $425,107          $432,255             $458,852       $728,456


This hypothetical illustration assumes a 12% rate of return for both the variable annuity and taxable investment but should not be considered an indication of USAA Life product performance nor a guarantee of future results. We've assumed a 12% rate of return, a reasonable assumption given the average annual rate of return for the S&P 500 (a widely recognized, unmanaged index of common stock prices) was over 12% for the 20 years ended December 31, 2001. The dotted lines represent the lump-sum withdrawal remaining after payment of applicable federal taxes.

Variable annuity calculations include the deduction of USAA Life's insurance contract charges which include: 0.75% of the average net assets of each variable fund account for the mortality and expense risk charge and administrative expense charge, and a $30 annual maintenance charge. An additional 10% federal penalty tax may apply to withdrawals made before the age of 59 1/2. Monies not previously taxed are taxed as income when withdrawn. The variable annuity lump-sum withdrawal reflects the amount remaining after payment of income taxes. Tax rates are based on a married couple filing jointly. The lump-sum withdrawal at 10 years reflects taxation at a rate of 30%, 20 years at 35% and 30 years at 38.6%. An annuity is designed to provide a series of income payouts. A lump-sum withdrawal is the least tax-efficient payout method and is not recommended.

The taxable investment calculation assumes investors have a 5-year holding period on taxable investments and exchange 20% of their holdings annually. The taxable investment lump sum reflects the amount remaining after the payment of taxes. The distribution of annual gains on the taxable investment are assumed to be 51% dividend income and short-term gains, 21% long-term gains and 28% unrealized gains. These assumptions are based on the average distribution of capital gains for no-load balanced funds as outlined in a 1999 PricewaterhouseCoopers study. Dividend income and short-term capital gains are taxed at a 30% rate and long-term capital gains, withdrawals and exchanges are taxed at a 18% rate.


                                      44A                      OTHER INFORMATION

Effect of Systematic Tax-Deferred Payments

The tax advantages afforded to a variable annuity can have a powerful impact on how much you are able to save for retirement which translates into how much additional retirement income you will receive when the money is withdrawn years later.

With a variable annuity, earnings aren't taxed until withdrawn, in other words, they're tax deferred. They stay in your retirement plan where they go to work for you. Over time, tax deferral combines with the benefits of compounding to provide added growth potential. The more taxes saved and reinvested, the more money you are able to accumulate over the years. The chart below shows how investing on a tax deferred basis can impact the amount you are able to save for retirement during the accumulation stage as well as the length of time you receive income during the payout stage.

In this example, we compare a variable annuity with a taxable investment. We assume you are in a 30% tax bracket and that you begin saving for retirement with an initial investment of $30,000. If your money earns a 12% rate of return each year, after 20 years a variable annuity would be worth $72,711 more than the taxable investment.

Now consider how the variable annuity compares to a taxable investment when equal systematic withdrawals are taken from each account annually. A person receiving $32,000 a year from the variable annuity would received $448,000 in withdrawals over 20 years after paying taxes whereas a person receiving $32,000 a year from the taxable investment would receive only $258,067 in after-tax payments over only 9 years. In other words, the variable annuity would provide income for 11 years longer than the taxable investment and pay out $189,933 more after taxes. Unlike a taxable investment, with an annuity, your money continues to work for you on a tax-deferred basis even as you take withdrawals. However, keep in mind that the tax treatment of annuity payments using an annuitization payout option or a lump sum withdrawal would differ from the tax treatment of the systematic withdrawals shown. An annuity is designed to provide a stream of income during retirement. Taking a lump-sum withdrawal is the least tax-efficient payout method and is not recommended in most circumstances.

Because retirees are living longer, healthier, more active lives, it's more important than ever to select a plan that will ensure you receive enough retirement income to last a lifetime. Ideally, you may want to annuitize your Contract and select a payout that guarantees income for life.

                               ACCUMULATED VALUE

                                    [GRAPH]


This hypothetical illustration assumes a 12% rate of return and should not be considered an indication of USAA product performance.

Variable annuity calculations include the deduction of USAA Life's insurance contract charges which are outlined in this Prospectus. Under current tax rules, earnings are withdrawn from annuities first until all earnings have been withdrawn. An additional 10% federal penalty tax may apply to withdrawals made from the annuity before the age of 59 1/2. The taxable investment calculation assumes investments are held for 5 years with net earnings from the rollover of investments taxed at the long-term capital gains tax rate of 18%. The distribution of annual gains on the taxable investment are assumed to be 51% dividend income and short-term gains, 21% long-term capital gains and 28% unrealized capital gains.


                                      45A                      OTHER INFORMATION

Contents of Statement of Additional Information

Statement of Additional Information:
 General Information
 Distributor
 Safekeeping of the Assets of the Separate Account
 Regulation and Reserves
 Services
 Tax-Sheltered Annuity Loans
 Independent Auditors
 Calculation of Accumulation Unit Values
 Calculation of Performance Information
     Money Market Variable Fund Account
     Other Variable Fund Accounts
 Annuity Payments
     Gender of Annuitant
     Misstatement of Age or Sex and Other Errors
     Annuity Unit Value
 Financial Statements


For a copy call 1-800-531-2923 or write us at:

USAA Life Insurance Company
9800 Fredericksburg Road
San Antonio, Texas 78288

OTHER INFORMATION                     46A

                      This page left blank intentionally.

--------------------------------------------------------------------------------
                          USAA LIFE INSURANCE COMPANY

                            9800 Fredericksburg Road

                            San Antonio, Texas 78288



            To check contract details, view fund account summaries,
      or receive a prospectus, annual or semiannual report electronically, visit your online resource center
                                    usaa.com

                      ___________________________________


                      To discuss your investment strategy,
                the Variable Annuity's features or performance,
               call a USAA Life Account Representative toll free
                      Monday - Friday 7 a.m. to 8 p.m. CST

                                 1-800-531-2923
                           (282-3460 in San Antonio)
                      ___________________________________


                If you wish to discuss your particular contract, transfer money from one fund account to another or select a payout option call a USAA Life Service Representative toll free
                     Monday - Friday 7 a.m. to 8 p.m. CST

                                 1-800-531-4265
                           (456-9061 in San Antonio)
                      ___________________________________


                  You may also call our toll-free Touchline(R)
                         24 hours a day, 7 days a week

               for information about the value of your contract




                                 1-800-531-5433


--------------------------------------------------------------------------------

       [LOGO]         We know what it means to serve.(R)

        USSA  ----------------------------------------------------
              INSURANCE . BANKING . INVESTMENTS . MEMBER SERVICES

Copyright (C) 2002, USAA.  All rights reserved.            24955-0502
                                                           ----------

[LOGO]
USAA(R)

                      STATEMENT OF ADDITIONAL INFORMATION


                               VARIABLE ANNUITY

                     FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT

                                  MAY 1, 2002



OFFERED BY:
USAA LIFE INSURANCE COMPANY
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TEXAS 78288



This Statement of Additional Information ("Statement") is not a prospectus, but should be read in conjunction with the prospectus, dated May 1, 2002 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this Statement that are not defined herein have the same meaning given to them in the prospectus. You may obtain a free copy of the prospectus by writing USAA Life at the address above, or by calling 1-800-531-2923.


================================================================================
                               TABLE OF CONTENTS

                                                            Page
GENERAL INFORMATION.......................................     2
DISTRIBUTOR...............................................     2
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT.........     2
REGULATION AND RESERVES...................................     2
SERVICES..................................................     3
TAX SHELTERED ANNUITY LOANS...............................     3
INDEPENDENT AUDITORS......................................     3
CALCULATION OF ACCUMULATION UNIT VALUES...................     3
CALCULATION OF PERFORMANCE INFORMATION....................     4
   Vanguard Money Market Portfolio Variable Fund Account..     4
   Other Variable Fund Accounts...........................     5
ANNUITY PAYMENTS..........................................     6
   Gender of Annuitant....................................     6
   Misstatement of Age or Sex and Other Errors............     6
   Annuity Unit Value.....................................     6
FINANCIAL STATEMENTS......................................     8

                              GENERAL INFORMATION

  USAA Life is a stock insurance company incorporated in Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in all states of the United States (except New York) and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA group of companies (a large diversified financial services organization).


                                  DISTRIBUTOR

  The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and is a member of the NASD.


               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

  All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Fund Accounts.


                            REGULATION AND RESERVES

  USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

  Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

  Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.

                                   SERVICES

  USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.


                          TAX SHELTERED ANNUITY LOANS

  Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.


                             INDEPENDENT AUDITORS


  The audited financial statements and financial highlights of the Separate Account as of December 31, 2001, and for each of the years or periods presented, and the audited consolidated financial statements of USAA Life and its subsidiaries as of December 31, 2001 and 2000 and for each of the years in the three-year period ended December 31, 2001 are included in this Statement. The information has been audited by KPMG LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205.



                    CALCULATION OF ACCUMULATION UNIT VALUES


  Each Variable Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Fund Account was set at $10, except for the Vanguard Money Market Portfolio Variable Fund Account ("Vanguard Money Market Portfolio"), which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:


  (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period; and
  (2)  is the net investment factor for the Valuation Period then ended.


NET INVESTMENT FACTOR
---------------------

  The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Fund Account from one Valuation Period to the next Valuation Period. The Valuation Period is the period of time from the end of one Valuation Date to the end of the next Valuation date. The Valuation Date is any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

  The NIF for each Variable Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

1.  Is the net result of:

          (a) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

          (b) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Fund Account during the current Valuation Period;

          (c) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Fund Account or any other taxes that are applicable to this Contract;

(2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and


(3) Is a factor representing the mortality and expense risk and administrative expense charge. See prospectus for Mortality and Expense Risk and Administrative Expense Charges.


                    CALCULATION OF PERFORMANCE INFORMATION


  From time to time, the Separate Account may include in advertisements, sales literature, and reports to Contract owners or prospective investors information relating to the performance of its Variable Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $40,198 and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Fund Account.


VANGUARD MONEY MARKET PORTFOLIO VARIABLE FUND ACCOUNT
-----------------------------------------------------


  YIELD and EFFECTIVE YIELD quotations for the Vanguard Money Market Portfolio are computed in accordance with standard methods prescribed by the SEC. Under these methods, the Vanguard Money Market Portfolio's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the Vanguard Money Market Portfolio for a specified 7-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the 7-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Fund Account.



  The effective yield of the Vanguard Money Market Portfolio reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:


             Effective Yield = [(Base Period Return + 1)/365/7/] - 1


  For the 7-day period ended December 31, 2001, the current yield of the Vanguard Money Market Portfolio was 1.46%.

OTHER VARIABLE FUND ACCOUNTS
----------------------------


  Each Variable Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Fund Account, other than yield quotations of the Vanguard Money Market Portfolio, will be accompanied by information on that Variable Fund Account's standardized average annual total return for the most recent 1, 5, and 10 year periods or, if less, the period from the Variable Fund Account's inception of operation.


  AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                               P (1 + T)/n/ = ERV

Where:
 P =    A hypothetical initial premium payment of $1,000.
 T =    Average annual total return.
 n =    Number of years.
 ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

  Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

  CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
 P =   A hypothetical initial payment of $1,000.
 C =   Cumulative total return.
 ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.


  30-DAY YIELD. Each Variable Fund Account, other than the Vanguard Money Market Portfolio, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semiannual reinvestment of income:



                          YIELD =2 [(a-b + 1)/6/ - 1]
                                      ---
                                    [ (cd   )      ]
Where:
 a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Fund Account.
 b =  Expenses accrued for the period.
 c = The average daily number of Accumulation Units outstanding during the period.
 d = The maximum offering price per Accumulation Unit on the last day of the period.

                               ANNUITY PAYMENTS

GENDER OF ANNUITANT
-------------------

  When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

  However, there will be no differences between males and females in any jurisdiction where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.


MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
-------------------------------------------

  If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.


ANNUITY UNIT VALUE
------------------

  Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value
-------------------------------------------------

Annuity at age 65:  Life with 120 payments certain:

1.     Annuity Unit Value, beginning of period.......................................................   $  .980000

2.     Assume Net Investment Factor for period equal to..............................................     1.001046

3.     Daily adjustment for 3.0% Assumed Investment Rate.............................................      .999919

4.     (2) x (3).....................................................................................     1.000965

5.     Annuity Unit Value, end of period.............................................................   $  .980946
       (1) x (4)

Illustration of Annuity Payments
--------------------------------

       Annuity at age 65:  Life with 120 payments certain:

1.     Number of Accumulation Units at Annuity Date..................................................    10,000.00

2.     Assume Accumulation Unit Value (as of the end of the Valuation Period immediately prior to the
       10/th/ day before the first monthly payment) equal to.........................................     1.800000

3.     Contract Value (1) x (2)......................................................................   $18,000.00

4.     First monthly annuity payment per $1,000 of Contract Value....................................   $     5.48

5.     First monthly annuity payment (3) x (4) /$ 1,000..............................................   $    98.64

6.     Annuity Unit Value (as of the end of the Valuation Period immediately prior to the 10/th/  day
       before the first month payment)...............................................................   $  .980000

7.     Number of Annuity Units (5)/(6)...............................................................      100.653

8.     Assume Annuity Unit Value for second month equal to...........................................   $  .997000

9.     Second monthly annuity payment (7) x (8)......................................................   $   100.35

10.    Assume annuity unit value for third month equal to............................................   $  .953000

11.    Third monthly annuity payment (7) x (10)......................................................   $    95.92


                             FINANCIAL STATEMENTS


  The most recent audited financial statements of the Separate Account and USAA Life, and the accompanying Independent Auditors' Reports, appear on the pages that follow. The consolidated financial statements for USAA Life should be considered only as bearing upon the ability of USAA Life to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. They do not bear on the investment performance of the Separate Account.



                        [TO BE FILED BY AMENDMENT]

                          PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements


     1. Part A. Condensed financial information reflecting the values and number of units outstanding for each class of accumulation units of the Separate Account for its fiscal years ended December 31, 2001, December 31, 2000, December 31, 1999, December 31, 1998, December 31, 1997, and December 31, 1996, respectively, and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995) is included in Part A of this Registration Statement.


     2. Part B. The most recent audited Financial Statements of the Separate Account are included in Part B of the Registration Statement as follows.


          Financial Statements and Financial Highlights as of December 31, 2001, and for each of the years or periods presented:


          Independent Auditors' Report
          Statements of Assets & Liabilities
          Statements of Operations
          Statements of Changes in Net Assets
          Notes to Financial Statements


     3. Part B. The following Financial Statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration
          Statement:


          Consolidated Financial Statements as of December 31, 2001 and 2000, and for each of the years in the three-year period ended December 31, 2001:


          Independent Auditors' Report
          Consolidated Balance Sheets
          Consolidated Statements of Income


          Consolidated Statements of Stockholders' Equity
          Consolidated Statements of Cash Flows
          Notes to Consolidated Financial Statements


(b)  Exhibits

     1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994. (The resolution is filed in lieu of a trust or indenture creating a unit investment trust.)/3/

     2.   Not Applicable.

     3. Amended and Restated Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994, and amended and restated, to encompass variable universal life insurance, March 30, 1998./3/

     4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements./3/

     (b)  TSA Loan Endorsement./3/


     (c) Elimination of Fixed Fund Withdrawal Charge Endorsement. (Filed herewith.)


  5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract./3/

     (b)  Telephone Authorization Form./3/

     (c)  Section 1035 Exchange Form./3/

  6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended./5/


     (b) Bylaws of USAA Life Insurance Company, as amended April 17, 2000. (Filed herewith.)


  7. Not Applicable.

  8. (a) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995./3/

     (b)(i) Amended and Restated Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 14, 1994, amended February 7, 1997, amended and restated to encompass variable universal life insurance, February 26, 1998, amended and restated, November 18, 1998, and amended and restated, December 31, 1999./5/


        (ii) First Amendment to the Amended and Restated Underwriting and Administrative Services Agreement, dated May 23, 2001. (Filed herewith.)


     (c)(i) Amended Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998./4/

        (ii) Amended Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995, and amended, April 29, 1998./4/

        (iii) Amended Reimbursement Agreement by and between Scudder Kemper Investments, Inc. and USAA Life Insurance Company, dated February 3, 1995, and amended, May 21, 1998./4/

        (iv) Amended Letter Agreement by and between Scudder Kemper Investments, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995, and amended, March 16, 1998./4/

     (d)(i) Amended Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998./3/

        (ii) Amended Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994, as amended, March 16, 1998./3/

     (e) Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation, and USAA Life Insurance Company, dated March 12, 2001./6/

       (f) Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation, and USAA Life Insurance Company, dated April 20, 2001./6/


  9. Opinion and Consent of Counsel concerning the legality of the securities being registered./6/



  10. Consent of KPMG LLP, Independent Auditors. (To be filed by amendment.)


  11.  Not Applicable.

  12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994./3/

       (b) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the Aggressive Growth and International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

  13. (a) Schedules showing computation of yield quotation for the USAA Life Money Market Variable Fund Account for the seven days ended December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account./1/

  14.  Financial Data Schedule, (See Exhibit 27 below).

  15.  Omitted.


  16.  (a)  Power of Attorney for Robert G. Davis./2/

       (b) Powers of Attorney for James M. Middleton, Bradford W. Rich, and Josue Robles, Jr./5/




       (c) Powers of Attorney for Russell A. Evenson and Larkin W. Fields. (Filed herewith.)


  17. Persons Controlled By or Under Common Control with Registrant. (To be filed by amendment)


  27. Financial Data Schedule. (Inapplicable, because, not withstanding Item 24(b)(14) of Form N-4, the Commission staff has advised that no such schedule is required).

_____________

/1/ Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.
/2/ Previously filed on April 29, 1997 in Post-Effective Amendment No. 3 to this Registration Statement.
/3/ Previously filed on April 29, 1998 in Post-Effective Amendment No. 4 to this Registration Statement.
/4/ Previously filed on February 26, 1999 in Post-Effective Amendment No. 5 to this Registration Statement.
/5/ Previously filed on April 27, 2000 in Post-Effective Amendment No. 7 to this Registration Statement.

/6/ Previously filed on April 28, 2001 in Post-Effective Amendment No. 8 to this Registration Statement.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  Set forth below are the Directors and officers of USAA Life, the depositor of the Separate Account, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA Life. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.


     Directors:                  Positions & Offices on the Board:
     ----------                  ---------------------------------
     Robert G. Davis             Director and Chairman
     James M. Middleton          Director and Vice Chairman
     Russell A. Evenson          Director
     Larkin W. Fields            Director
     Kenneth A. McClure          Director
     Bradford W. Rich            Director
     Josue Robles, Jr.           Director

     Officers:                   Positions & Offices with USAA Life:
     ---------                   -----------------------------------
     James M. Middleton          President and Chief Executive Officer
     Edward R. Dinstel           Senior Vice President
     John W. Douglas             Senior Vice President
     Russell A. Evenson          Senior Vice President
     Larkin W. Fields            Senior Vice President and Treasurer
     Kenneth A. McClure          Senior Vice President
     William J. O'Connor         Senior Vice President
     Bradford W. Rich            Senior Vice President and Secretary
     Pattie S. McWilliams        Vice President
     Cynthia A. Toles            Vice President and Assistant Secretary
     Robert S. Buss              Assistant Vice President
     Brenda E. Davis             Assistant Vice President
     Sharon L. Kaminsky          Assistant Vice President
     William J. Nabholz          Assistant Vice President and Assistant
                                 Secretary
     Layne C. Roetzel            Assistant Vice President
     Diana L. Scheel             Assistant Vice President
     James Vitali                Assistant Vice President



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Registrant is a separate account of USAA Life that invests exclusively in mutual funds. Registrant may be deemed to be a control person of one or more of these mutual funds to the extent that it beneficially owns more than 25% of the voting securities thereof. It also may be deemed to be under common control with companies affiliated with its depositor, USAA Life. For further information, please refer to the organizational list that is filed as Exhibit 17 hereto and incorporated by reference in response to this item.


ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of March 31, 2002, there were [___] owners of Contracts covered by this Registration Statement.

ITEM 28.  INDEMNIFICATION


     The information called for by this Item is incorporated herein by reference to Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Amended and Restated Underwriting and Administrative Services Agreement, filed as Exhibit 8(b) to this Registration Statement; to Section 13 of the Amended and Restated Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8 of the Participating Contract and Policy Agreement, as amended, filed as Exhibit 8(c)(ii) to this Registration Statement; and to Section 12 of the Transfer Agent Agreement, as amended, filed as Exhibit 8(a) to this Registration Statement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b) Set forth below are the Directors and officers of USAA IMCO who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, including each senior executive officer of USAA IMCO. The principal business address for all of the following Directors and officers of USAA IMCO is 9800 Fredericksburg Road, San Antonio, Texas 78288.

        Directors:                 Positions & Offices with USAA IMCO:
        ---------                  ----------------------------------
        Robert G. Davis            Director and Chairman
        Christopher W. Claus       Director and Vice Chairman
        David G. Peebles           Director
        Kenneth E. Willmann        Director


        Officers:                  Positions with USAA IMCO:
        --------                   ------------------------
        Christopher W. Claus       CEO and President
        David M. Holmes            Senior Vice President and Senior Financial
                                   Officer
        David G. Peebles           Senior Vice President
        Kenneth E. Willmann        Senior Vice President
        Michael D. Wagner          Vice President, Secretary and Counsel
        Mark S. Howard             Senior Vice President and Assistant Secretary


(c)  Not Applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288.

ITEM 31.    MANAGEMENT SERVICES

  None.

ITEM 32.    UNDERTAKINGS

     (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Variable Annuity Contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement;

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

     (d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

     Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 21st day of February, 2002.



                              Separate Account

                              of USAA Life Insurance Company
                              (Registrant)

                              By:  USAA Life Insurance Company
                                   (On behalf of Registrant and itself)

                              By:  /s/ JAMES M. MIDDLETON
                                 ------------------------------------
                                   James M. Middleton
                                   President and Chief Executive Officer

Attest: /s/ CYNTHIA A. TOLES
       ---------------------------------------
        Cynthia A. Toles
        Vice President and Assistant Secretary


As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:

(NAME)                (TITLE)                        (DATE)

Robert G. Davis       Chairman

James M. Middleton    Vice Chairman, President and   February  21, 2002
                      Chief Executive Officer

Russell A. Evenson    Director                       February 21, 2002

Larkin W. Fields      Director and Treasurer         February 21, 2002

Kenneth A. McClure    Director

Bradford W. Rich      Director                       February 25, 2002

*Josue Robles, Jr.    Director                       February 25, 2002





*Signed by Cynthia A. Toles, Attorney-in-fact.

                                 EXHIBIT INDEX

EXHIBIT                                                                 Page No.
--------------------------------------------------------------------------------


4(c)      Elimination of Fixed Fund Withdrawal Charge Endorsement.

6(b)      Bylaws of USAA Life Insurance Company, as amended April 17, 2000.

8(b)(ii) First Amendment to the Amended and Restated Underwriting and Administrative Services Agreement, dated 05/23/01.

10.       Consent of KPMG LLP, Independent Auditors. [To be filed by amendment.]

16(c)     Powers of Attorney for Russell A. Evenson and Larkin W. Fields.

17. Persons Controlled By or Under Common Control with Registrant. [To be filed by amendment.]